Portfolio of Investments
Columbia Dividend Opportunity Fund, August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 90.0%
Issuer	Shares	Value ($)
Communication Services 6.5%
Diversified Telecommunication Services 6.5%
AT&T, Inc.	1,675,000	59,060,500
BCE, Inc.	600,000	28,392,000
Verizon Communications, Inc.	1,475,000	85,786,000
Total		173,238,500
Total Communication Services		173,238,500
Consumer Discretionary 7.2%
Automobiles 1.1%
General Motors Co.	760,000	28,188,400
Hotels, Restaurants & Leisure 4.2%
Carnival Corp.	300,000	13,224,000
Extended Stay America, Inc.	925,000	12,996,250
Las Vegas Sands Corp.	365,000	20,246,550
McDonald’s Corp.	235,000	51,222,950
Six Flags Entertainment Corp.	275,000	16,271,750
Total		113,961,500
Multiline Retail 0.6%
Target Corp.	160,000	17,126,400
Specialty Retail 1.0%
Home Depot, Inc. (The)	112,500	25,639,875
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc.	450,000	9,292,500
Total Consumer Discretionary		194,208,675
Consumer Staples 13.9%
Beverages 3.7%
Coca-Cola Co. (The)	500,000	27,520,000
PepsiCo, Inc.	525,000	71,783,250
Total		99,303,250
Food Products 2.1%
ConAgra Foods, Inc.	950,000	26,942,000
General Mills, Inc.	550,000	29,590,000
Total		56,532,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 5.2%
Colgate-Palmolive Co.	290,000	21,503,500
Kimberly-Clark Corp.	155,000	21,872,050
Procter & Gamble Co. (The)	800,000	96,184,000
Total		139,559,550
Tobacco 2.9%
Philip Morris International, Inc.	1,075,000	77,496,750
Total Consumer Staples		372,891,550
Energy 10.5%
Oil, Gas & Consumable Fuels 10.5%
BP PLC, ADR	2,500,000	92,375,000
Chevron Corp.	800,000	94,176,000
Suncor Energy, Inc.	1,750,000	51,152,500
Valero Energy Corp.	350,000	26,348,000
Williams Companies, Inc. (The)	775,000	18,290,000
Total		282,341,500
Total Energy		282,341,500
Financials 10.2%
Banks 7.4%
Bank of America Corp.	975,000	26,822,250
BB&T Corp.	725,000	34,546,250
JPMorgan Chase & Co.	565,000	62,070,900
PacWest Bancorp	400,000	13,632,000
Wells Fargo & Co.	1,325,000	61,705,250
Total		198,776,650
Capital Markets 0.5%
Ares Capital Corp.	800,000	15,088,000
Insurance 2.3%
MetLife, Inc.	440,000	19,492,000
Principal Financial Group, Inc.	400,000	21,288,000
Prudential Financial, Inc.	250,000	20,022,500
Total		60,802,500
Total Financials		274,667,150
Columbia Dividend Opportunity Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.7%
Biotechnology 2.5%
AbbVie, Inc.	600,000	39,444,000
Gilead Sciences, Inc.	413,000	26,242,020
Total		65,686,020
Pharmaceuticals 10.2%
Bristol-Myers Squibb Co.	615,000	29,563,050
Johnson & Johnson	920,000	118,091,200
Merck & Co., Inc.	850,000	73,499,500
Pfizer, Inc.	1,500,000	53,325,000
Total		274,478,750
Total Health Care		340,164,770
Industrials 5.4%
Aerospace & Defense 1.1%
Lockheed Martin Corp.	80,000	30,728,800
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	210,000	24,918,600
Airlines 0.7%
Delta Air Lines, Inc.	335,000	19,383,100
Industrial Conglomerates 0.8%
3M Co.	125,000	20,215,000
Machinery 0.9%
Caterpillar, Inc.	210,000	24,990,000
Road & Rail 1.0%
Union Pacific Corp.	160,000	25,913,600
Total Industrials		146,149,100
Information Technology 12.9%
Communications Equipment 3.1%
Cisco Systems, Inc.	1,800,000	84,258,000
Electronic Equipment, Instruments & Components 1.0%
Corning, Inc.	975,000	27,153,750
IT Services 2.0%
International Business Machines Corp.	385,000	52,179,050
Semiconductors & Semiconductor Equipment 5.7%
Broadcom, Inc.	175,000	49,462,000
Intel Corp.	585,000	27,734,850
Lam Research Corp.	75,000	15,788,250
Common Stocks (continued)
Issuer	Shares	Value ($)
Maxim Integrated Products, Inc.	250,000	13,635,000
Texas Instruments, Inc.	365,000	45,168,750
Total		151,788,850
Technology Hardware, Storage & Peripherals 1.1%
Seagate Technology PLC	300,000	15,063,000
Western Digital Corp.	250,000	14,317,500
Total		29,380,500
Total Information Technology		344,760,150
Materials 2.0%
Chemicals 2.0%
Dow, Inc.	650,000	27,709,500
Nutrien Ltd.	515,000	25,935,400
Total		53,644,900
Total Materials		53,644,900
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
Alexandria Real Estate Equities, Inc.	200,000	29,968,000
Digital Realty Trust, Inc.	185,000	22,871,550
Duke Realty Corp.	690,000	22,956,300
Total		75,795,850
Total Real Estate		75,795,850
Utilities 5.9%
Electric Utilities 3.4%
American Electric Power Co., Inc.	150,000	13,672,500
Edison International	275,000	19,874,250
Entergy Corp.	250,000	28,210,000
Xcel Energy, Inc.	475,000	30,504,500
Total		92,261,250
Multi-Utilities 2.5%
Ameren Corp.	370,000	28,545,500
DTE Energy Co.	110,000	14,262,600
NiSource, Inc.	775,000	22,901,250
Total		65,709,350
Total Utilities		157,970,600
Total Common Stocks (Cost $2,068,604,599)		2,415,832,745

2	Columbia Dividend Opportunity Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2019 (Unaudited)
Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.7%
AXA SA(a)
05/15/2021	7.250%	19,500,000	19,755,840
Total Convertible Bonds (Cost $20,053,614)			19,755,840

Convertible Preferred Stocks 8.5%
Issuer		Shares	Value ($)
Health Care 2.1%
Health Care Equipment & Supplies 2.1%
Becton Dickinson and Co.	6.125%	450,000	27,886,500
Danaher Corp.	4.750%	25,000	28,400,000
Total			56,286,500
Total Health Care			56,286,500
Industrials 1.0%
Machinery 1.0%
Fortive Corp.	5.000%	27,500	25,765,787
Total Industrials			25,765,787
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) 0.8%
Crown Castle International Corp.	6.875%	17,000	22,101,700
Total Real Estate			22,101,700
Utilities 4.6%
Electric Utilities 1.7%
American Electric Power Co., Inc.	6.125%	555,000	31,137,609
Southern Co. (The)	6.750%	270,000	14,029,200
Total			45,166,809
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 2.3%
CenterPoint Energy, Inc.	7.000%	275,000	13,672,543
Dominion Energy, Inc.	7.250%	200,000	20,364,000
DTE Energy Co.	6.500%	500,000	28,387,883
Total			62,424,426
Water Utilities 0.6%
Aqua America, Inc.	6.000%	250,000	14,999,700
Total Utilities			122,590,935
Total Convertible Preferred Stocks (Cost $212,039,488)			226,744,922

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(b),(c)	10,842,321	10,841,237
Total Money Market Funds (Cost $10,841,237)		10,841,237
Total Investments in Securities (Cost: $2,311,538,938)		2,673,174,744
Other Assets & Liabilities, Net		10,040,997
Net Assets		2,683,215,741

Columbia Dividend Opportunity Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2019, the total value of these securities amounted to $19,755,840, which represents 0.74% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	8,889,232	179,338,950	(177,385,861)	10,842,321	(1,120)	—	206,123	10,841,237
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Dividend Opportunity Fund | Quarterly Report 2019

Portfolio of Investments
Columbia High Yield Bond Fund, August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 90.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.3%
Bombardier, Inc.(a)
10/15/2022	6.000%	902,000	895,067
12/01/2024	7.500%	877,000	874,191
03/15/2025	7.500%	1,575,000	1,536,691
04/15/2027	7.875%	2,090,000	2,022,681
TransDigm, Inc.
05/15/2025	6.500%	2,710,000	2,826,256
06/15/2026	6.375%	9,548,000	10,022,612
TransDigm, Inc.(a)
03/15/2026	6.250%	11,031,000	11,904,027
03/15/2027	7.500%	4,034,000	4,336,465
Total			34,417,990
Automotive 0.4%
IAA Spinco, Inc.(a)
06/15/2027	5.500%	781,000	837,677
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	2,429,000	2,518,883
05/15/2027	8.500%	2,369,000	2,309,874
Total			5,666,434
Banking 0.6%
Ally Financial, Inc.
11/01/2031	8.000%	6,312,000	8,842,456
Brokerage/Asset Managers/Exchanges 0.5%
NFP Corp.(a)
07/15/2025	6.875%	6,349,000	6,300,545
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	1,000,000	1,035,281
Total			7,335,826
Building Materials 1.4%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	3,365,000	3,489,125
05/15/2026	5.875%	3,449,000	3,670,102
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	8,607,000	8,488,146
Core & Main LP(a)
08/15/2025	6.125%	4,640,000	4,726,197
Total			20,373,570
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 8.4%
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	3,324,000	3,519,042
05/01/2026	5.500%	3,194,000	3,369,699
05/01/2027	5.875%	1,954,000	2,082,339
06/01/2029	5.375%	5,018,000	5,366,626
CSC Holdings LLC(a)
12/15/2021	5.125%	3,721,000	3,724,219
12/15/2021	5.125%	2,020,000	2,021,246
07/15/2023	5.375%	2,159,000	2,216,732
10/15/2025	10.875%	3,146,000	3,594,261
02/01/2028	5.375%	4,462,000	4,767,598
04/01/2028	7.500%	8,870,000	9,935,021
02/01/2029	6.500%	8,352,000	9,338,413
01/15/2030	5.750%	2,361,000	2,467,011
DISH DBS Corp.
07/01/2026	7.750%	16,281,000	16,002,009
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	4,458,000	4,417,976
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	1,537,000	1,558,217
02/15/2025	6.625%	2,116,000	2,099,599
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	1,702,000	1,780,227
04/15/2025	5.375%	3,483,000	3,621,686
07/01/2029	5.500%	1,897,000	2,065,831
Unitymedia GmbH(a)
01/15/2025	6.125%	4,028,000	4,203,673
Viasat, Inc.(a)
04/15/2027	5.625%	1,411,000	1,499,365
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	10,952,000	11,471,749
05/15/2029	5.500%	3,574,000	3,734,430
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	9,914,000	10,370,926
Ziggo BV(a)
01/15/2027	5.500%	9,331,000	9,793,752
Total			125,021,647
Chemicals 3.8%
Alpha 2 BV PIK(a)
06/01/2023	8.750%	4,600,000	4,441,512
Angus Chemical Co.(a)
02/15/2023	8.750%	4,470,000	4,407,442
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	4,581,000	4,553,793
Columbia High Yield Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	3,649,000	3,777,733
Chemours Co. (The)
05/15/2027	5.375%	859,000	775,689
INEOS Group Holdings SA(a)
08/01/2024	5.625%	1,932,000	1,967,615
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	11,330,000	11,791,312
PQ Corp.(a)
11/15/2022	6.750%	7,780,000	8,070,311
12/15/2025	5.750%	4,343,000	4,450,515
SPCM SA(a)
09/15/2025	4.875%	3,211,000	3,263,850
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	8,950,000	8,732,649
Total			56,232,421
Construction Machinery 1.2%
H&E Equipment Services, Inc.
09/01/2025	5.625%	4,682,000	4,903,594
Herc Holdings, Inc.(a)
07/15/2027	5.500%	3,398,000	3,511,915
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	3,058,000	3,181,234
United Rentals North America, Inc.
09/15/2026	5.875%	2,512,000	2,693,560
12/15/2026	6.500%	3,826,000	4,178,581
Total			18,468,884
Consumer Cyclical Services 1.1%
APX Group, Inc.
12/01/2020	8.750%	4,246,000	4,031,713
12/01/2022	7.875%	6,781,000	6,453,335
09/01/2023	7.625%	2,732,000	2,049,284
APX Group, Inc.(a)
11/01/2024	8.500%	2,608,000	2,431,371
frontdoor, Inc.(a)
08/15/2026	6.750%	1,680,000	1,820,428
Total			16,786,131
Consumer Products 2.0%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	1,647,000	1,733,018
01/15/2027	7.750%	2,966,000	3,246,085
Mattel, Inc.(a)
12/31/2025	6.750%	3,057,000	3,147,881
Prestige Brands, Inc.(a)
03/01/2024	6.375%	6,212,000	6,503,250
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	6,237,000	6,457,565
Spectrum Brands, Inc.
07/15/2025	5.750%	4,953,000	5,165,464
Valvoline, Inc.
07/15/2024	5.500%	3,919,000	4,077,375
Total			30,330,638
Diversified Manufacturing 0.9%
CFX Escrow Corp.(a)
02/15/2024	6.000%	959,000	1,022,892
02/15/2026	6.375%	1,151,000	1,248,190
Gates Global LLC/Co.(a)
07/15/2022	6.000%	5,323,000	5,315,016
MTS Systems Corp.(a)
08/15/2027	5.750%	792,000	827,653
Resideo Funding, Inc.(a)
11/01/2026	6.125%	855,000	908,638
SPX FLOW, Inc.(a)
08/15/2024	5.625%	924,000	964,021
Welbilt, Inc.
02/15/2024	9.500%	1,206,000	1,295,841
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	1,539,000	1,622,486
Total			13,204,737
Electric 4.8%
AES Corp. (The)
05/15/2026	6.000%	4,759,000	5,092,753
09/01/2027	5.125%	4,022,000	4,317,364
Calpine Corp.
02/01/2024	5.500%	3,320,000	3,350,026
Calpine Corp.(a)
06/01/2026	5.250%	2,670,000	2,710,515
Clearway Energy Operating LLC
08/15/2024	5.375%	8,198,000	8,415,001
09/15/2026	5.000%	4,123,000	4,178,372
Clearway Energy Operating LLC(a)
10/15/2025	5.750%	2,535,000	2,642,307
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	2,150,000	2,227,191
09/15/2027	4.500%	10,256,000	10,518,656
NRG Energy, Inc.
01/15/2027	6.625%	2,858,000	3,105,974
01/15/2028	5.750%	179,000	192,954
NRG Energy, Inc.(a)
06/15/2029	5.250%	6,574,000	7,007,628

2	Columbia High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	2,127,000	2,225,123
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	6,745,000	7,020,128
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	5,212,000	5,523,219
07/31/2027	5.000%	3,466,000	3,592,641
Total			72,119,852
Environmental 0.6%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	1,121,000	1,184,501
07/15/2029	5.125%	786,000	836,707
GFL Environmental, Inc.(a)
05/01/2022	5.625%	2,234,000	2,266,695
03/01/2023	5.375%	1,050,000	1,055,941
05/01/2027	8.500%	2,380,000	2,599,915
Hulk Finance Corp.(a)
06/01/2026	7.000%	758,000	785,973
Total			8,729,732
Finance Companies 3.1%
Global Aircraft Leasing Co., Ltd. PIK(a)
09/15/2024	6.500%	3,805,000	3,786,443
iStar, Inc.
04/01/2022	6.000%	5,934,000	6,111,711
Navient Corp.
03/25/2020	8.000%	681,000	701,401
07/26/2021	6.625%	4,512,000	4,826,022
01/25/2022	7.250%	2,868,000	3,143,879
06/15/2022	6.500%	3,348,000	3,620,002
09/25/2023	7.250%	71,000	78,766
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	5,305,000	5,156,678
Quicken Loans, Inc.(a)
05/01/2025	5.750%	9,555,000	9,960,122
Springleaf Finance Corp.
03/15/2023	5.625%	2,868,000	3,086,071
03/15/2024	6.125%	5,728,000	6,253,996
Total			46,725,091
Food and Beverage 2.4%
B&G Foods, Inc.
04/01/2025	5.250%	5,930,000	6,015,712
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	573,000	611,302
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	2,517,000	2,207,424
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	2,055,000	2,148,135
11/01/2026	4.875%	2,498,000	2,607,997
Post Holdings, Inc.(a)
03/01/2025	5.500%	2,369,000	2,481,212
08/15/2026	5.000%	5,309,000	5,534,516
03/01/2027	5.750%	8,965,000	9,551,481
01/15/2028	5.625%	1,908,000	2,018,527
12/15/2029	5.500%	1,958,000	2,069,334
Total			35,245,640
Gaming 3.8%
Boyd Gaming Corp.
05/15/2023	6.875%	5,088,000	5,280,245
08/15/2026	6.000%	1,814,000	1,915,912
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	2,190,000	2,227,548
Eldorado Resorts, Inc.
04/01/2025	6.000%	5,035,000	5,333,087
09/15/2026	6.000%	2,650,000	2,898,167
International Game Technology PLC(a)
02/15/2022	6.250%	5,709,000	6,036,411
02/15/2025	6.500%	2,515,000	2,759,073
01/15/2027	6.250%	2,324,000	2,550,590
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	2,126,000	2,322,230
01/15/2028	4.500%	296,000	303,010
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	2,644,000	2,922,376
Scientific Games International, Inc.
12/01/2022	10.000%	5,203,000	5,406,708
Scientific Games International, Inc.(a)
10/15/2025	5.000%	5,966,000	6,160,796
03/15/2026	8.250%	4,169,000	4,400,063
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	2,568,000	2,723,731
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	3,955,000	4,170,030
Total			57,409,977
Health Care 5.6%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	3,156,000	3,178,717
02/15/2023	5.625%	1,690,000	1,726,131
03/01/2024	6.500%	418,000	431,830
Avantor, Inc.(a)
10/01/2025	9.000%	4,578,000	5,158,738
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	5,206,000	5,236,273

Columbia High Yield Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	1,689,000	1,807,277
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	4,274,000	4,122,572
HCA, Inc.
02/01/2025	5.375%	2,498,000	2,774,691
09/01/2028	5.625%	5,109,000	5,820,035
02/01/2029	5.875%	2,357,000	2,706,986
Hologic, Inc.(a)
10/15/2025	4.375%	5,368,000	5,496,784
02/01/2028	4.625%	1,613,000	1,662,195
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	2,970,000	2,650,838
Select Medical Corp.(a)
08/15/2026	6.250%	1,928,000	1,999,060
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	5,871,000	5,973,936
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	1,506,000	1,437,626
Teleflex, Inc.
11/15/2027	4.625%	3,130,000	3,306,726
Tenet Healthcare Corp.
08/01/2025	7.000%	3,939,000	3,978,709
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	5,160,000	5,303,298
02/01/2027	6.250%	8,977,000	9,337,274
11/01/2027	5.125%	9,189,000	9,495,021
Total			83,604,717
Healthcare Insurance 1.1%
Centene Corp.(a)
06/01/2026	5.375%	6,580,000	7,019,866
WellCare Health Plans, Inc.
04/01/2025	5.250%	4,307,000	4,514,593
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	4,429,000	4,719,246
Total			16,253,705
Home Construction 1.5%
Lennar Corp.
11/15/2024	5.875%	5,630,000	6,294,227
06/01/2026	5.250%	2,127,000	2,313,068
06/15/2027	5.000%	1,578,000	1,705,311
Meritage Homes Corp.
04/01/2022	7.000%	2,106,000	2,314,484
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	2,258,000	2,401,020
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	2,300,000	2,436,252
03/01/2024	5.625%	2,745,000	2,886,370
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	1,480,000	1,586,881
Total			21,937,613
Independent Energy 5.7%
Callon Petroleum Co.
10/01/2024	6.125%	1,724,000	1,671,711
07/01/2026	6.375%	7,678,000	7,432,980
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	5,455,000	5,194,966
Centennial Resource Production LLC(a)
01/15/2026	5.375%	2,854,000	2,724,286
04/01/2027	6.875%	3,152,000	3,151,767
Chesapeake Energy Corp.
10/01/2026	7.500%	5,180,000	3,579,680
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	11,475,000	11,334,638
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	2,533,000	2,089,456
Jagged Peak Energy LLC
05/01/2026	5.875%	4,779,000	4,798,073
Matador Resources Co.
09/15/2026	5.875%	5,180,000	5,036,198
MEG Energy Corp.(a)
01/15/2025	6.500%	1,250,000	1,257,825
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	3,378,000	3,443,790
08/15/2025	5.250%	6,493,000	6,593,849
10/15/2027	5.625%	5,703,000	5,890,948
QEP Resources, Inc.
03/01/2026	5.625%	1,582,000	1,295,493
SM Energy Co.
06/01/2025	5.625%	1,555,000	1,321,475
09/15/2026	6.750%	4,953,000	4,240,897
01/15/2027	6.625%	2,132,000	1,813,422
WPX Energy, Inc.
01/15/2022	6.000%	2,579,000	2,662,825
09/15/2024	5.250%	6,175,000	6,280,963
06/01/2026	5.750%	2,762,000	2,864,227
Total			84,679,469
Leisure 0.6%
Cedar Fair LP(a)
07/15/2029	5.250%	1,600,000	1,734,296
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	3,002,000	3,111,096

4	Columbia High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viking Cruises Ltd.(a)
09/15/2027	5.875%	3,703,000	3,858,459
Total			8,703,851
Media and Entertainment 4.5%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	7,423,000	8,143,729
08/15/2027	5.125%	4,457,000	4,664,380
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	3,132,000	3,288,055
08/15/2027	6.625%	2,285,000	2,389,648
iHeartCommunications, Inc.
05/01/2026	6.375%	2,103,583	2,282,621
05/01/2027	8.375%	8,405,817	9,082,805
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,118,000	1,174,973
Match Group, Inc.
06/01/2024	6.375%	3,938,000	4,151,554
Netflix, Inc.
04/15/2028	4.875%	7,615,000	7,967,529
11/15/2028	5.875%	6,585,000	7,382,015
Netflix, Inc.(a)
05/15/2029	6.375%	2,427,000	2,806,779
11/15/2029	5.375%	4,635,000	5,039,390
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	3,683,000	3,809,614
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	2,774,000	2,876,996
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	1,286,000	1,296,612
Total			66,356,700
Metals and Mining 3.8%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	2,114,000	2,220,470
09/30/2026	7.000%	1,675,000	1,807,091
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	5,236,000	5,532,075
Constellium NV(a)
03/01/2025	6.625%	3,870,000	4,049,115
02/15/2026	5.875%	9,260,000	9,656,865
Freeport-McMoRan, Inc.
09/01/2029	5.250%	2,238,000	2,217,390
03/15/2043	5.450%	9,458,000	8,598,069
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	2,201,000	2,269,790
01/15/2025	7.625%	8,255,000	8,396,862
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
08/15/2024	6.250%	2,094,000	2,194,221
09/30/2026	5.875%	9,483,000	10,019,245
Total			56,961,193
Midstream 5.4%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	2,745,000	2,517,486
Cheniere Energy Partners LP
10/01/2026	5.625%	4,907,000	5,184,864
DCP Midstream Operating LP
05/15/2029	5.125%	2,850,000	2,917,015
04/01/2044	5.600%	12,095,000	11,417,232
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	4,005,000	3,982,584
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	4,921,000	5,154,767
NuStar Logistics LP
06/01/2026	6.000%	1,704,000	1,832,407
04/28/2027	5.625%	5,741,000	5,969,601
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	3,762,000	3,838,226
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	5,388,000	5,449,983
Sunoco LP/Finance Corp.
01/15/2023	4.875%	1,880,000	1,923,300
02/15/2026	5.500%	5,676,000	5,896,785
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	4,548,000	4,696,124
01/15/2028	5.000%	12,578,000	12,635,469
Targa Resources Partners LP/Finance Corp.(a)
07/15/2027	6.500%	821,000	889,928
01/15/2029	6.875%	1,229,000	1,358,170
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	5,106,000	4,934,755
Total			80,598,696
Oil Field Services 1.2%
Apergy Corp.
05/01/2026	6.375%	5,525,000	5,568,952
Calfrac Holdings LP(a)
06/15/2026	8.500%	2,494,000	1,569,439
Nabors Industries, Inc.
02/01/2025	5.750%	6,075,000	4,847,218
SESI LLC
09/15/2024	7.750%	1,406,000	860,271

Columbia High Yield Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	5,579,000	5,523,210
Total			18,369,090
Other Industry 0.4%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	5,439,000	5,601,664
Other REIT 0.5%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	2,561,000	2,644,680
03/15/2027	5.375%	5,056,000	5,392,649
Total			8,037,329
Packaging 3.7%
ARD Finance SA PIK
09/15/2023	7.125%	2,992,000	3,080,644
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
02/15/2025	6.000%	8,830,000	9,234,626
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	2,762,000	2,799,168
08/15/2027	5.250%	3,292,000	3,321,236
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	1,088,000	1,145,330
07/15/2027	5.625%	1,971,000	2,072,449
Berry Global, Inc.
07/15/2023	5.125%	5,060,000	5,187,780
BWAY Holding Co.(a)
04/15/2024	5.500%	4,478,000	4,622,384
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	2,750,000	2,488,772
Novolex (a)
01/15/2025	6.875%	1,763,000	1,586,822
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	6,623,851	6,641,795
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	9,060,000	9,391,406
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	2,321,000	2,457,605
08/15/2027	8.500%	1,184,000	1,276,318
Total			55,306,335
Pharmaceuticals 3.0%
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	8,068,000	8,337,713
11/01/2025	5.500%	1,638,000	1,720,170
12/15/2025	9.000%	2,881,000	3,238,590
04/01/2026	9.250%	5,400,000	6,125,684
01/31/2027	8.500%	4,595,000	5,096,214
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	3,073,000	3,137,911
07/15/2027	5.000%	727,000	761,023
Eagle Holding Co. II LLC PIK(a)
05/15/2022	7.750%	2,941,000	2,974,086
Horizon Pharma USA, Inc.(a)
08/01/2027	5.500%	2,793,000	2,912,401
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	7,606,000	7,860,938
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	3,010,000	2,810,458
Total			44,975,188
Property & Casualty 0.6%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	1,043,000	1,125,980
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	2,246,000	2,293,696
HUB International Ltd.(a)
05/01/2026	7.000%	4,689,000	4,757,384
USI, Inc.(a)
05/01/2025	6.875%	386,000	386,189
Total			8,563,249
Restaurants 0.3%
IRB Holding Corp.(a)
02/15/2026	6.750%	4,275,000	4,317,408
Retailers 0.6%
L Brands, Inc.
06/15/2029	7.500%	1,055,000	1,034,950
11/01/2035	6.875%	2,212,000	1,876,001
PetSmart, Inc.(a)
03/15/2023	7.125%	3,176,000	2,958,330
06/01/2025	5.875%	3,301,000	3,235,211
Total			9,104,492
Supermarkets 0.4%
Albertsons Companies LLC/Safeway, Inc.(a)
03/15/2026	7.500%	1,874,000	2,086,414
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	1,589,000	1,632,788
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
02/15/2028	5.875%	2,041,000	2,149,871
Total			5,869,073

6	Columbia High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 6.2%
Ascend Learning LLC(a)
08/01/2025	6.875%	2,873,000	2,977,982
08/01/2025	6.875%	2,691,000	2,791,649
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	2,859,000	2,860,038
Camelot Finance SA(a)
10/15/2024	7.875%	6,857,000	7,121,125
CDK Global, Inc.
06/01/2027	4.875%	5,352,000	5,532,073
CommScope Finance LLC(a)
03/01/2026	6.000%	2,724,000	2,769,145
CommScope Technologies LLC(a)
06/15/2025	6.000%	4,029,000	3,610,024
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	1,096,000	1,125,766
Gartner, Inc.(a)
04/01/2025	5.125%	7,077,000	7,417,220
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	2,696,000	2,912,349
Informatica LLC(a)
07/15/2023	7.125%	4,292,000	4,363,153
Iron Mountain, Inc.
08/15/2024	5.750%	5,392,000	5,444,815
NCR Corp.
07/15/2022	5.000%	4,762,000	4,802,906
12/15/2023	6.375%	5,954,000	6,137,722
NCR Corp.(a)
09/01/2027	5.750%	2,185,000	2,305,839
09/01/2029	6.125%	2,723,000	2,888,607
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	7,397,000	7,504,027
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	7,095,000	8,000,251
Symantec Corp.(a)
04/15/2025	5.000%	2,688,000	2,700,499
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	4,844,000	4,973,829
Verscend Escrow Corp.(a)
08/15/2026	9.750%	3,909,000	4,184,088
Total			92,423,107
Transportation Services 1.6%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	728,000	742,743
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	6,975,000	7,091,497
Hertz Corp. (The)(a)
06/01/2022	7.625%	8,044,000	8,369,959
10/15/2024	5.500%	2,957,000	2,907,967
08/01/2026	7.125%	2,494,000	2,545,830
XPO Logistics, Inc.(a)
06/15/2022	6.500%	2,314,000	2,360,268
Total			24,018,264
Wireless 4.5%
Altice France SA(a)
05/01/2026	7.375%	10,190,000	10,867,492
02/01/2027	8.125%	3,670,000	4,045,125
Altice Luxembourg SA(a)
05/15/2022	7.750%	543,000	556,478
05/15/2027	10.500%	4,123,000	4,472,445
SBA Communications Corp.
09/01/2024	4.875%	10,899,000	11,321,205
Sprint Capital Corp.
11/15/2028	6.875%	6,700,000	7,461,710
Sprint Corp.
02/15/2025	7.625%	4,658,000	5,227,641
03/01/2026	7.625%	5,016,000	5,668,536
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	10,824,000	11,643,063
02/01/2026	4.500%	2,703,000	2,805,017
02/01/2028	4.750%	3,381,000	3,559,125
Total			67,627,837
Wirelines 2.4%
CenturyLink, Inc.
06/15/2021	6.450%	2,259,000	2,377,137
03/15/2022	5.800%	7,800,000	8,189,501
04/01/2024	7.500%	7,238,000	8,034,867
Frontier Communications Corp.
01/15/2025	6.875%	3,825,000	1,922,135
Frontier Communications Corp.(a)
04/01/2026	8.500%	1,680,000	1,631,577
Telecom Italia Capital SA
09/30/2034	6.000%	1,454,000	1,482,061
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	8,977,000	9,247,603
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	2,734,000	2,805,781
Total			35,690,662
Total Corporate Bonds & Notes (Cost $1,321,852,721)			1,355,910,668

Columbia High Yield Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2019 (Unaudited)
Foreign Government Obligations(b) 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	834,000	872,902
Total Foreign Government Obligations (Cost $852,074)			872,902

Senior Loans 3.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Starfruit Finco BV/US Holdco LLC/AzkoNobel(c),(d)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.463%	3,433,395	3,311,784
Diversified Manufacturing 0.2%
Gates Global LLC(c),(d)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 04/01/2024	4.862%	3,057,432	2,978,275
Finance Companies 0.2%
Ellie Mae, Inc.(c),(d)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	6.172%	3,404,000	3,389,124
Food and Beverage 0.4%
8th Avenue Food & Provisions, Inc.(c),(d)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.963%	3,177,284	3,179,286
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	9.963%	3,441,442	3,389,820
Total			6,569,106
Health Care 0.1%
Avantor Funding, Inc.(c),(d)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/21/2024	5.112%	646,923	652,046
Metals and Mining 0.1%
Big River Steel LLC(c),(d)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.330%	696,085	696,085
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.3%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(c),(d)
Tranche B Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 02/05/2025	5.550%	4,599,356	4,563,435
Technology 1.5%
Applied Systems, Inc.(c),(d)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/19/2024	5.330%	1,774,395	1,767,741
Ascend Learning LLC(c),(d)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	5.112%	2,330,444	2,307,140
Dun & Bradstreet Corp. (The)(c),(d)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	7.145%	4,933,000	4,943,261
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(c),(d)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.362%	3,174,235	3,135,351
Misys Ltd./Almonde/Tahoe/Finastra USA(c),(d)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	5.696%	2,379,927	2,293,321
Project Alpha Intermediate Holding, Inc.(c),(d)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	5.810%	847,427	835,250
3-month USD LIBOR + 4.250% 04/26/2024	6.560%	2,547,627	2,539,678
Tempo Acquisition LLC(c),(d)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	5.112%	2,224,597	2,222,750
Ultimate Software Group, Inc. (The)(c),(d)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	6.080%	1,892,000	1,895,387
Total			21,939,879
Total Senior Loans (Cost $44,337,535)			44,099,734

8	Columbia High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2019 (Unaudited)
Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(e),(f)	66,013,483	66,006,882
Total Money Market Funds (Cost $66,009,886)		66,006,882
Total Investments in Securities (Cost: $1,433,052,216)		1,466,890,186
Other Assets & Liabilities, Net		24,112,797
Net Assets		1,491,002,983
At August 31, 2019, securities and/or cash totaling $490,668 were pledged as collateral.
Investments in derivatives
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	3.396	USD	8,910,000	180,684	—	—	180,684	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2019, the total value of these securities amounted to $845,981,643, which represents 56.74% of total net assets.
(b)	Principal and interest may not be guaranteed by the government.
(c)	The stated interest rate represents the weighted average interest rate at August 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(d)	Variable rate security. The interest rate shown was the current rate as of August 31, 2019.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	61,632,087	145,798,828	(141,417,432)	66,013,483	19	(562)	413,853	66,006,882
Columbia High Yield Bond Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2019 (Unaudited)
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia High Yield Bond Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Large Cap Value Fund, August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 6.4%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	1,518,400	53,538,784
Media 3.6%
Comcast Corp., Class A	1,262,651	55,884,934
DISH Network Corp., Class A(a)	385,045	12,922,110
Total		68,807,044
Total Communication Services		122,345,828
Consumer Discretionary 6.3%
Automobiles 1.1%
General Motors Co.	546,300	20,262,267
Hotels, Restaurants & Leisure 1.4%
Royal Caribbean Cruises Ltd.	251,732	26,250,613
Household Durables 1.5%
Toll Brothers, Inc.	788,200	28,524,958
Specialty Retail 1.5%
Home Depot, Inc. (The)	124,400	28,352,004
Textiles, Apparel & Luxury Goods 0.8%
Levi Strauss & Co., Class A(a)	963,500	16,283,150
Total Consumer Discretionary		119,672,992
Consumer Staples 8.5%
Food & Staples Retailing 2.0%
Walmart, Inc.	327,300	37,397,298
Food Products 1.3%
General Mills, Inc.	463,900	24,957,820
Household Products 3.3%
Procter & Gamble Co. (The)	524,759	63,091,775
Tobacco 1.9%
Philip Morris International, Inc.	510,480	36,800,503
Total Consumer Staples		162,247,396
Energy 8.2%
Energy Equipment & Services 0.6%
Baker Hughes, Inc.	484,800	10,515,312
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 7.6%
BP PLC, ADR	427,000	15,777,650
Chevron Corp.	420,200	49,465,944
Cimarex Energy Co.	271,600	11,619,048
ConocoPhillips Co.	491,528	25,647,931
EOG Resources, Inc.	268,222	19,899,390
Valero Energy Corp.	301,000	22,659,280
Total		145,069,243
Total Energy		155,584,555
Financials 24.1%
Banks 12.9%
Citigroup, Inc.	734,300	47,252,205
JPMorgan Chase & Co.	699,000	76,792,140
PNC Financial Services Group, Inc. (The)	221,800	28,596,674
Regions Financial Corp.	1,525,500	22,302,810
SunTrust Banks, Inc.	352,300	21,669,973
Wells Fargo & Co.	1,036,000	48,246,520
Total		244,860,322
Capital Markets 3.1%
Intercontinental Exchange, Inc.	290,500	27,155,940
Morgan Stanley	746,296	30,963,821
Total		58,119,761
Diversified Financial Services 3.9%
Berkshire Hathaway, Inc., Class B(a)	368,600	74,976,926
Insurance 4.2%
Allstate Corp. (The)	239,624	24,535,101
Chubb Ltd.	197,600	30,880,928
Prudential Financial, Inc.	306,222	24,525,320
Total		79,941,349
Total Financials		457,898,358
Health Care 13.8%
Biotechnology 1.1%
Gilead Sciences, Inc.	338,000	21,476,520
Columbia Large Cap Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.8%
Baxter International, Inc.	330,000	29,023,500
Medtronic PLC	396,500	42,778,385
Total		71,801,885
Health Care Providers & Services 2.2%
Cigna Corp.	116,600	17,952,902
Humana, Inc.	82,700	23,421,467
Total		41,374,369
Pharmaceuticals 6.7%
Bristol-Myers Squibb Co.	502,800	24,169,596
Jazz Pharmaceuticals PLC(a)	96,700	12,392,105
Johnson & Johnson	487,700	62,601,172
Merck & Co., Inc.	320,800	27,739,576
Total		126,902,449
Total Health Care		261,555,223
Industrials 7.7%
Aerospace & Defense 1.7%
Northrop Grumman Corp.	88,160	32,431,419
Airlines 1.4%
Alaska Air Group, Inc.	441,800	26,384,296
Industrial Conglomerates 1.2%
3M Co.	135,900	21,977,748
Machinery 2.0%
Gardner Denver Holdings, Inc.(a)	540,600	15,504,408
Ingersoll-Rand PLC	185,600	22,474,304
Total		37,978,712
Road & Rail 1.4%
Norfolk Southern Corp.	157,800	27,465,090
Total Industrials		146,237,265
Information Technology 9.0%
Communications Equipment 1.3%
Cisco Systems, Inc.	512,200	23,976,082
IT Services 1.0%
MasterCard, Inc., Class A	69,900	19,667,763
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.5%
Broadcom, Inc.	95,500	26,992,120
Lam Research Corp.	115,600	24,334,956
ON Semiconductor Corp.(a)	843,800	15,019,640
Total		66,346,716
Software 1.1%
Microsoft Corp.	146,300	20,168,918
Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc.	79,502	16,595,247
Western Digital Corp.	422,643	24,204,765
Total		40,800,012
Total Information Technology		170,959,491
Materials 3.7%
Chemicals 2.1%
Albemarle Corp.	286,500	17,685,645
Eastman Chemical Co.	345,156	22,562,848
Total		40,248,493
Metals & Mining 1.6%
Freeport-McMoRan, Inc.	1,694,246	15,570,121
Steel Dynamics, Inc.	499,600	13,489,200
Total		29,059,321
Total Materials		69,307,814
Real Estate 4.6%
Equity Real Estate Investment Trusts (REITS) 4.6%
Alexandria Real Estate Equities, Inc.	207,700	31,121,768
American Tower Corp.	141,300	32,525,847
Duke Realty Corp.	691,515	23,006,704
Total		86,654,319
Total Real Estate		86,654,319
Utilities 6.0%
Electric Utilities 4.2%
American Electric Power Co., Inc.	435,237	39,671,852
Xcel Energy, Inc.	610,100	39,180,622
Total		78,852,474

2	Columbia Large Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Large Cap Value Fund, August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.8%
Ameren Corp.	443,886	34,245,805
Total Utilities		113,098,279
Total Common Stocks (Cost $1,427,802,170)		1,865,561,520

Convertible Bonds 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.5%
DISH Network Corp.
08/15/2026	3.375%	9,732,000	8,955,902
Total Convertible Bonds (Cost $9,732,000)			8,955,902
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(b),(c)	23,246,871	23,244,546
Total Money Market Funds (Cost $23,244,546)		23,244,546
Total Investments in Securities (Cost: $1,460,778,716)		1,897,761,968
Other Assets & Liabilities, Net		522,563
Net Assets		1,898,284,531

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	21,310,856	61,546,259	(59,610,244)	23,246,871	322	—	183,217	23,244,546
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Value Fund | Quarterly Report 2019	3

Portfolio of Investments
Columbia Small/Mid Cap Value Fund, August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.5%
Issuer	Shares	Value ($)
Communication Services 4.4%
Diversified Telecommunication Services 1.2%
Vonage Holdings Corp.(a)	595,000	7,865,900
Entertainment 1.6%
Take-Two Interactive Software, Inc.(a)	78,000	10,293,660
Media 1.6%
Nexstar Media Group, Inc., Class A	100,000	9,889,000
Total Communication Services		28,048,560
Consumer Discretionary 9.3%
Diversified Consumer Services 1.1%
Grand Canyon Education, Inc.(a)	57,610	7,235,816
Hotels, Restaurants & Leisure 0.7%
Dine Brands Global, Inc.	59,000	4,162,450
Household Durables 2.3%
D.R. Horton, Inc.	195,000	9,646,650
KB Home	175,000	4,915,750
Total		14,562,400
Specialty Retail 4.0%
Aaron’s, Inc.	143,000	9,167,730
American Eagle Outfitters, Inc.	250,000	4,205,000
Children’s Place, Inc. (The)	72,000	6,282,000
Foot Locker, Inc.	155,000	5,609,450
Total		25,264,180
Textiles, Apparel & Luxury Goods 1.2%
Levi Strauss & Co., Class A(a)	460,000	7,774,000
Total Consumer Discretionary		58,998,846
Consumer Staples 3.5%
Food & Staples Retailing 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	297,000	7,799,220
Food Products 2.3%
Post Holdings, Inc.(a)	66,000	6,579,540
TreeHouse Foods, Inc.(a)	153,000	7,749,450
Total		14,328,990
Total Consumer Staples		22,128,210
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.5%
Energy Equipment & Services 2.2%
Helmerich & Payne, Inc.	105,000	3,946,950
Patterson-UTI Energy, Inc.	450,000	3,892,500
TechnipFMC PLC	255,000	6,334,200
Total		14,173,650
Oil, Gas & Consumable Fuels 3.3%
Arch Coal, Inc.	100,000	7,656,000
Delek U.S. Holdings, Inc.	187,000	6,124,250
WPX Energy, Inc.(a)	655,000	7,047,800
Total		20,828,050
Total Energy		35,001,700
Financials 19.6%
Banks 10.2%
East West Bancorp, Inc.	186,000	7,650,180
Hancock Whitney Corp.	190,000	6,670,900
Huntington Bancshares, Inc.	610,000	8,082,500
Popular, Inc.	200,000	10,514,000
Prosperity Bancshares, Inc.	135,000	8,764,200
TCF Financial Corp.	185,456	7,151,183
Western Alliance Bancorp	170,000	7,381,400
Zions Bancorp	210,000	8,628,900
Total		64,843,263
Capital Markets 2.7%
E*TRADE Financial Corp.	140,000	5,843,600
Houlihan Lokey, Inc.	150,000	6,627,000
Moelis & Co., ADR, Class A	138,000	4,627,140
Total		17,097,740
Consumer Finance 0.5%
SLM Corp.	370,000	3,122,800
Diversified Financial Services 0.9%
Voya Financial, Inc.	112,000	5,523,840
Insurance 0.8%
MBIA, Inc.(a)	607,426	5,466,834
Columbia Small/Mid Cap Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 1.4%
New Residential Investment Corp.	350,000	4,924,500
Starwood Property Trust, Inc.	180,000	4,217,400
Total		9,141,900
Thrifts & Mortgage Finance 3.1%
Axos Financial, Inc.(a)	220,000	5,700,200
Flagstar Bancorp, Inc.	220,000	7,997,000
MGIC Investment Corp.	480,000	6,072,000
Total		19,769,200
Total Financials		124,965,577
Health Care 5.3%
Biotechnology 0.4%
Immunomedics, Inc.(a)	210,000	2,688,000
Health Care Equipment & Supplies 1.9%
Merit Medical Systems, Inc.(a)	93,000	3,234,540
Teleflex, Inc.	24,000	8,734,080
Total		11,968,620
Health Care Providers & Services 1.4%
LHC Group, Inc.(a)	75,700	8,970,450
Life Sciences Tools & Services 0.3%
Syneos Health, Inc.(a)	34,000	1,786,020
Pharmaceuticals 1.3%
Horizon Therapeutics PLC(a)	305,000	8,427,150
Total Health Care		33,840,240
Industrials 12.3%
Aerospace & Defense 1.1%
Curtiss-Wright Corp.	57,000	6,990,480
Airlines 1.2%
Skywest, Inc.	130,000	7,443,800
Building Products 1.5%
Armstrong World Industries, Inc.	102,000	9,737,940
Construction & Engineering 2.3%
Granite Construction, Inc.	170,000	4,834,800
MasTec, Inc.(a)	153,000	9,619,110
Total		14,453,910
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.7%
GrafTech International Ltd.	550,000	6,704,500
Sunrun, Inc.(a)	275,000	4,215,750
Total		10,920,250
Machinery 2.6%
Gardner Denver Holdings, Inc.(a)	165,000	4,732,200
Navistar International Corp.(a)	178,000	4,094,000
Oshkosh Corp.	108,000	7,589,160
Total		16,415,360
Professional Services 0.8%
Korn/Ferry International	130,000	5,080,400
Road & Rail 0.4%
Hertz Global Holdings, Inc.(a)	226,522	2,743,182
Trading Companies & Distributors 0.7%
Triton International Ltd.	145,000	4,661,750
Total Industrials		78,447,072
Information Technology 12.3%
Communications Equipment 3.1%
Ciena Corp.(a)	155,000	6,344,150
Lumentum Holdings, Inc.(a)	125,000	6,970,000
Viavi Solutions, Inc.(a)	460,000	6,389,400
Total		19,703,550
Electronic Equipment, Instruments & Components 1.2%
SYNNEX Corp.	96,000	8,045,760
IT Services 2.6%
Booz Allen Hamilton Holdings Corp.	133,000	10,042,830
Leidos Holdings, Inc.	73,000	6,377,280
Total		16,420,110
Semiconductors & Semiconductor Equipment 4.3%
Cypress Semiconductor Corp.	400,000	9,204,000
Kulicke & Soffa Industries, Inc.	225,000	4,686,750
Marvell Technology Group Ltd.	325,000	7,790,250
ON Semiconductor Corp.(a)	315,000	5,607,000
Total		27,288,000
Software 1.1%
Avaya Holdings Corp.(a)	495,000	6,989,400
Total Information Technology		78,446,820

2	Columbia Small/Mid Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.7%
Chemicals 2.2%
CF Industries Holdings, Inc.	106,000	5,108,140
Huntsman Corp.	270,000	5,378,400
Orion Engineered Carbons SA	257,000	3,574,870
Total		14,061,410
Metals & Mining 1.5%
Cleveland-Cliffs, Inc.	530,000	4,208,200
Steel Dynamics, Inc.	185,000	4,995,000
Total		9,203,200
Total Materials		23,264,610
Real Estate 14.1%
Equity Real Estate Investment Trusts (REITS) 14.1%
Alexandria Real Estate Equities, Inc.	69,000	10,338,960
American Assets Trust, Inc.	132,000	6,185,520
Chesapeake Lodging Trust	185,719	4,782,264
CoreCivic, Inc.	200,000	3,390,000
Duke Realty Corp.	225,000	7,485,750
First Industrial Realty Trust, Inc.	290,000	11,295,500
Highwoods Properties, Inc.	110,000	4,753,100
Hudson Pacific Properties, Inc.	193,100	6,565,400
Mack-Cali Realty Corp.	305,000	6,212,850
Mid-America Apartment Communities, Inc.	52,000	6,587,360
PS Business Parks, Inc.	54,000	9,698,940
Sun Communities, Inc.	82,000	12,119,600
Total		89,415,244
Total Real Estate		89,415,244
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 7.5%
Electric Utilities 2.7%
Alliant Energy Corp.	150,000	7,867,500
Pinnacle West Capital Corp.	97,000	9,245,070
Total		17,112,570
Gas Utilities 3.6%
New Jersey Resources Corp.	183,000	8,370,420
South Jersey Industries, Inc.	205,000	6,629,700
Southwest Gas Holdings, Inc.	85,000	7,754,550
Total		22,754,670
Multi-Utilities 1.2%
CMS Energy Corp.	126,000	7,944,300
Total Utilities		47,811,540
Total Common Stocks (Cost $502,232,762)		620,368,419

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(b),(c)	14,113,065	14,111,654
Total Money Market Funds (Cost $14,111,654)		14,111,654
Total Investments in Securities (Cost: $516,344,416)		634,480,073
Other Assets & Liabilities, Net		1,821,432
Net Assets		636,301,505

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	27,794,039	23,178,314	(36,859,288)	14,113,065	285	—	133,446	14,111,654
Columbia Small/Mid Cap Value Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, August 31, 2019 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Small/Mid Cap Value Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Quality Income Fund, August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	3.978%	8,000,000	7,695,696
Avant Loans Funding Trust(a)
Subordinated Series 2018-B Class B
07/15/2022	4.110%	9,946,000	10,060,617
Ballyrock CLO Ltd.(a),(b)
Series 2019-1A Class A2
3-month USD LIBOR + 1.850% 07/15/2032	4.187%	7,500,000	7,499,310
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	4.525%	5,000,000	4,906,880
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	4.003%	6,750,000	6,412,486
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	3.723%	12,500,000	12,266,887
Conn’s Receivables Funding LLC(a)
Subordinated Series 2017-B Class B
04/15/2021	4.520%	837,465	838,116
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class B
10/15/2025	4.100%	8,500,000	8,692,272
Subordinated Series 2018-P1 Class B
07/15/2025	4.070%	12,310,000	12,543,271
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class B
02/17/2026	6.170%	5,500,000	5,713,609
LendingClub Receivables Trust(a)
Series 2019-2 Class A
08/15/2025	4.000%	6,920,478	6,932,498
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	4.228%	7,000,000	6,734,959
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	6.378%	6,000,000	5,989,836
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Subordinated Series 2018-2A Class C
07/17/2028	4.370%	8,250,000	8,458,827
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d)
Series 2018-SC1 Class B
09/18/2023	1.000%	4,624,924	4,486,176
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.528%	2,750,000	2,613,790
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	8.948%	4,300,000	4,093,484
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	4.016%	7,000,000	6,929,006
Palmer Square Loan Funding Ltd.(a),(b)
Series 2019-2A Class A2
3-month USD LIBOR + 1.600% Floor 1.600% 04/20/2027	4.123%	7,000,000	6,999,524
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	7,000,000	7,027,169
Series 2019-3A Class A
07/15/2025	3.190%	4,501,799	4,524,958
Series 2019-3A Class B
07/15/2025	3.590%	4,000,000	4,037,656
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	7,241,202	7,359,135
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	12,428,947	12,565,693
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	8,804,000	9,007,934
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month USD LIBOR + 1.550% 04/15/2030	3.803%	26,500,000	26,112,861
Series 2018-4A Class D
3-month USD LIBOR + 5.850% 04/15/2030	8.053%	7,000,000	6,462,141
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	4.003%	7,800,000	7,750,852
Columbia Quality Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	3.703%	6,500,000	6,361,738
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	8,450,000	8,804,126
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	6	1,606,404
Series 2016-A Class RIO
01/25/2038	0.000%	9	1,440,000
Series 2016-A Class RPO
01/25/2038	0.000%	9	2,700,000
Series 2017-A Class R
03/26/2040	0.000%	53,124	2,337,456
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	4.050%	10,000,000	9,859,740
Total Asset-Backed Securities — Non-Agency (Cost $256,932,636)			247,825,107

Commercial Mortgage-Backed Securities - Agency 3.0%

Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	15,000,000	15,905,769
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	17,969,317	18,930,899
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	14,564,573	15,367,917
Government National Mortgage Association
Series 2017-190 Class AD
03/16/2060	2.600%	7,693,824	7,725,978
Total Commercial Mortgage-Backed Securities - Agency (Cost $55,163,633)			57,930,563

Commercial Mortgage-Backed Securities - Non-Agency 8.8%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	4.445%	4,490,000	4,489,911
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	3.995%	6,500,000	6,510,742
BX Trust(a),(b)
Series 2018-GW Class E
1-month USD LIBOR + 1.970% Floor 1.970% 05/15/2035	4.165%	7,000,000	7,024,159
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class B
1-month USD LIBOR + 1.400% Floor 1.200% 11/15/2036	3.595%	4,200,000	4,200,065
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	4.445%	17,000,000	17,011,035
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	5.195%	3,675,000	3,679,642
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	11,560,000	11,570,938
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,500,000	8,132,016
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	5,800,000	5,316,513
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class D
11/05/2038	4.333%	9,400,000	10,084,388
Series 2016-HHV Class F
11/05/2038	4.333%	15,500,000	15,931,428
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	8,700,000	8,787,905
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 12/17/2036	4.446%	4,284,102	4,284,086
JPMorgan Chase Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2016-WIKI Class D
10/05/2031	4.143%	5,000,000	5,109,356
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	4,000,000	4,129,850

2	Columbia Quality Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-SF3 Class B
10/17/2035	4.079%	21,000,000	21,850,941
Series 2019-SFR1 Class E
08/17/2035	4.466%	5,470,000	5,698,923
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	13,650,000	14,142,080
RETL (a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	4.584%	6,800,000	6,829,831
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	4.295%	6,700,000	6,706,882
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $163,484,548)			171,490,691

Residential Mortgage-Backed Securities - Agency 78.7%

Federal Home Loan Mortgage Corp.
04/01/2022	6.500%	13,501	13,615
10/01/2024- 04/01/2040	5.000%	7,400,232	8,213,382
06/01/2030	5.500%	3,791,525	4,094,427
06/01/2031	8.000%	88,702	101,637
07/01/2033- 11/01/2037	6.000%	1,054,936	1,206,206
04/01/2041- 11/01/2045	4.000%	31,875,669	33,769,191
08/01/2041- 06/01/2048	4.500%	26,404,536	28,066,564
03/01/2042- 04/01/2047	3.500%	143,757,486	150,831,592
11/01/2043	3.000%	25,939,354	26,785,005
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	3.755%	10,422,518	1,621,060
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	3.755%	10,983,201	2,476,915
CMO Series 3913 Class SW
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 09/15/2040	4.405%	1,861,698	143,245
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	4.005%	12,162,970	892,065
CMO Series 4183 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	3.955%	3,797,391	303,025
CMO Series 4223 Class DS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2038	3.905%	2,195,289	123,766
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	3.705%	4,597,029	932,690
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	3.755%	10,666,766	2,154,609
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	3.775%	11,860,191	2,128,425
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	3.805%	5,123,460	873,740
Federal Home Loan Mortgage Corp.(h)
CMO Series 304 Class C69
12/15/2042	4.000%	4,252,139	675,676
CMO Series 3800 Class HI
01/15/2040	4.500%	1,748,559	106,310
CMO Series 4120 Class AI
11/15/2039	3.500%	5,437,544	306,166
CMO Series 4121 Class IA
01/15/2041	3.500%	6,026,490	419,621
CMO Series 4122 Class JI
12/15/2040	4.000%	4,253,518	299,319
CMO Series 4139 Class CI
05/15/2042	3.500%	4,264,720	433,093
CMO Series 4147 Class CI
01/15/2041	3.500%	7,178,615	636,699

Columbia Quality Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4148 Class BI
02/15/2041	4.000%	4,435,664	336,210
CMO Series 4177 Class IY
03/15/2043	4.000%	9,246,092	1,571,900
CMO Series 4182 Class DI
05/15/2039	3.500%	9,199,199	459,035
CMO Series 4213 Class DI
06/15/2038	3.500%	6,497,884	287,991
CMO Series 4215 Class IL
07/15/2041	3.500%	6,843,481	431,557
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4068 Class GI
09/15/2036	1.958%	7,473,268	435,788
CMO Series 4107 Class KS
06/15/2038	1.967%	6,506,629	378,365
CMO Series 4620 Class AS
11/15/2042	1.827%	11,099,411	577,547
Federal Home Loan Mortgage Corp.(b)
CMO Series 4119 Class SP
-0.6 x 1-month USD LIBOR + 2.571% Cap 2.571% 10/15/2042	1.317%	32,105	30,246
Federal National Mortgage Association
09/01/2022- 10/01/2037	6.500%	3,577,907	4,090,311
11/01/2022- 09/01/2036	6.000%	743,881	837,694
04/01/2029- 09/01/2041	5.000%	34,844,662	38,563,042
04/01/2033- 04/01/2041	5.500%	2,237,029	2,549,709
03/01/2036- 08/01/2041	4.500%	22,966,141	24,912,792
11/01/2037	8.500%	32,361	39,132
02/01/2041- 01/01/2042	4.000%	26,739,664	28,541,437
08/01/2042- 09/01/2049	3.500%	167,378,336	173,980,000
10/01/2046- 01/01/2047	3.000%	114,507,406	118,513,648
CMO Series 2017-72 Class B
09/25/2047	3.000%	14,353,811	14,848,734
Series 6008 Class GEO
07/01/2049	3.500%	39,884,757	41,096,273
Federal National Mortgage Association(i)
09/17/2034- 09/12/2049	3.000%	206,000,000	210,273,516
09/12/2049	3.500%	108,500,000	111,517,656
09/12/2049	4.000%	120,000,000	124,584,376
09/12/2049	4.500%	30,000,000	31,584,375
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(j)
09/01/2040	4.000%	9,775,640	10,448,915
Federal National Mortgage Association(b),(h)
CMO Series 2005-74 Class NI
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 05/25/2035	3.935%	9,802,853	1,366,889
CMO Series 2007-54 Class DI
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2037	3.955%	9,795,111	2,082,195
CMO Series 2012-80 Class DS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 06/25/2039	4.505%	3,492,604	221,098
CMO Series 2013-97 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2032	3.955%	6,133,393	504,620
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	4.005%	16,409,856	2,365,648
CMO Series 2016-101 Class SK
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 01/25/2047	3.805%	31,437,279	5,520,160
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	3.705%	19,051,437	3,874,561
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	3.855%	28,204,815	5,943,302
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	3.855%	23,662,952	3,885,372

4	Columbia Quality Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	4.005%	20,670,359	4,310,289
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	1.805%	98,271,391	7,289,074
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	4.005%	14,449,702	3,127,764
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	3.905%	24,510,845	4,940,146
Federal National Mortgage Association(g),(h)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	6,730,145	1
Federal National Mortgage Association(h)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	16,503,154	1,089,070
CMO Series 2012-121 Class GI
08/25/2039	3.500%	4,762,805	254,839
CMO Series 2012-129 Class IC
01/25/2041	3.500%	8,928,136	836,026
CMO Series 2012-133 Class EI
07/25/2031	3.500%	3,188,350	211,249
CMO Series 2012-134 Class AI
07/25/2040	3.500%	13,906,711	1,122,372
CMO Series 2012-144 Class HI
07/25/2042	3.500%	3,830,896	398,575
CMO Series 2013-1 Class AI
02/25/2043	3.500%	4,313,099	739,955
CMO Series 2013-1 Class BI
02/25/2040	3.500%	2,630,471	173,993
CMO Series 2013-16
01/25/2040	3.500%	9,486,997	684,901
CMO Series 2013-41 Class IY
05/25/2040	3.500%	10,324,500	686,208
CMO Series 2013-6 Class MI
02/25/2040	3.500%	8,382,792	601,724
CMO Series 417 Class C4
02/25/2043	3.500%	14,034,740	2,031,026
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
03/15/2030	7.000%	1,438	1,437
12/15/2031- 02/15/2032	6.500%	181,873	202,080
12/15/2032	6.000%	54,996	62,979
09/15/2033- 08/20/2040	5.000%	10,821,681	11,980,893
Government National Mortgage Association(i)
09/19/2049	3.000%	47,000,000	48,458,652
09/19/2049	3.500%	10,500,000	10,910,156
09/19/2049	4.500%	112,000,000	117,180,000
Government National Mortgage Association(h)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	6,635,179	1,132,470
CMO Series 2012-129 Class AI
08/20/2037	3.000%	6,641,687	445,121
CMO Series 2014-131 Class EI
09/16/2039	4.000%	11,951,615	1,320,251
CMO Series 2015-175 Class AI
10/16/2038	3.500%	24,133,115	2,920,228
Government National Mortgage Association(b),(h)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	4.003%	15,707,356	4,165,416
CMO Series 2017-101 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	4.028%	12,169,848	2,138,735
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	4.028%	17,214,337	3,455,434
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	4.028%	23,280,927	4,240,579
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.028%	20,705,919	3,906,625
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	3.978%	9,546,295	2,019,583

Columbia Quality Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.978%	22,074,167	3,823,041
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	4.028%	16,490,086	3,648,293
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	4.028%	12,429,567	2,540,456
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	4.028%	11,787,075	2,479,093
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	4.028%	17,785,903	3,737,266
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	4.028%	17,407,673	3,592,164
CMO Series 2019-21 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.878%	22,953,329	4,242,390
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.878%	21,273,897	3,824,587
CMO Series 2019-23 Class VS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 02/20/2049	3.978%	45,843,639	7,612,387
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	3.928%	30,733,273	5,574,951
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-45 Class SE
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 04/20/2049	3.828%	28,897,944	5,047,771
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	3.853%	26,615,591	6,355,569
CMO Series 2019-6 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.878%	29,056,359	4,408,884
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	3.928%	19,944,135	4,410,364
Total Residential Mortgage-Backed Securities - Agency (Cost $1,524,163,842)			1,538,597,204

Residential Mortgage-Backed Securities - Non-Agency 23.3%

Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	4,638,300	4,792,033
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	9,583,000	9,710,058
CMO Series 2018-1 Class M1
04/27/2048	4.100%	6,970,000	7,060,879
CMO Series 2018-2 Class M1
07/27/2048	4.343%	5,495,000	5,591,183
CMO Series 2019-2 Class M1
03/25/2049	4.065%	10,500,000	10,935,192
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-1 Class M1
01/25/2047	4.629%	4,545,000	4,679,332
CMO Series 2017-3 Class M1
11/25/2047	3.900%	4,500,000	4,577,929
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	4,020,208	4,122,367
CMO Series 2018-1 Class A3
04/25/2048	4.218%	8,189,314	8,396,367
ASG Resecuritization Trust(a),(g)
CMO Series 2013-2 Class 2A70
11/28/2035	4.031%	500,083	503,446

6	Columbia Quality Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVb Trust(a)
Subordinated CMO Series 2016-SPL2 Class B3
06/28/2053	5.500%	6,983,050	7,667,524
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.495%	12,730,000	12,760,226
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	4.004%	8,250,000	8,292,035
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2027	4.254%	16,000,000	16,038,802
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	3.895%	10,000,000	9,988,150
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.990%	19,000,000	18,999,962
CAM Mortgage Trust(a)
CMO Series 2018-1 Class A1
12/01/2065	3.960%	314,244	314,262
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.895%	7,000,000	7,021,865
CIM Trust(a),(g)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	4,161,871	4,219,886
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2009-11 Class 1A2
02/25/2037	4.450%	710,197	710,853
CMO Series 2014-A Class B2
01/25/2035	5.493%	1,783,700	1,927,566
CMO Series 2014-C Class A
02/25/2054	3.250%	505,040	505,029
CMO Series 2015-A Class B3
06/25/2058	4.500%	3,164,405	3,172,500
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	5,228,564	5,216,371
COLT Mortgage Loan Trust(a)
CMO Series 2018-1 Class A3
02/25/2048	3.084%	1,346,789	1,357,612
COLT Mortgage Loan Trust(a),(g)
CMO Series 2018-2 Class M1
07/27/2048	4.189%	5,000,000	5,187,894
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2011-2R Class 2A9
07/27/2036	4.990%	6,985,000	7,282,565
CMO Series 2014-2R Class 17A2
04/27/2037	5.200%	1,682,073	1,692,479
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2018-3A Class M1
08/25/2058	4.357%	4,250,000	4,384,513
CMO Series 2018-4A Class M1
10/25/2058	4.735%	12,000,000	12,425,807
Subordinated CMO Series 2018-4A Class B1
10/25/2058	5.535%	5,205,000	5,424,992
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	185,800	189,971
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	3.945%	8,700,000	8,665,544
Ellington Financial Mortgage Trust(a),(d),(g)
CMO Series 2018-1 Class M1
10/25/2058	4.874%	2,990,000	3,125,148
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	8,602,127	8,646,625
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	8,000,000	8,082,400
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-1 Class A3
06/25/2048	3.999%	4,643,958	4,824,853
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2018-2 Class M1
11/25/2058	4.747%	13,570,000	13,730,167
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	3,669,832	3,669,814
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	6,740,238	6,736,025
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	2,767,045	2,810,197
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.321%	21,618,458	878,700
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	5,734,908	5,783,512

Columbia Quality Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	4,586,013	4,610,497
Subordinated CMO Series 2018-PLS2 Class B
02/25/2023	3.709%	4,075,510	4,113,540
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	386,244	386,353
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	4.095%	5,500,000	5,500,230
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	4.241%	9,692,818	9,665,538
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	4.991%	3,973,636	3,981,127
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	4.995%	18,000,000	18,015,813
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.795%	15,000,000	15,053,805
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	7,904,428	7,921,706
CMO Series 2018-2A Class A1
08/25/2023	4.000%	6,740,804	6,762,617
CMO Series 2018-2A Class A2
08/25/2023	5.000%	5,000,000	5,016,791
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	5,682,719	5,686,761
CMO Series 2018-3A Class A1
10/25/2023	4.483%	10,312,713	10,412,830
CMO Series 2019-1A Class A1
01/25/2024	4.500%	7,993,678	8,042,754
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	4.095%	6,000,000	6,017,878
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	3.895%	5,000,000	4,999,989
RBSSP Resecuritization Trust(a),(g)
CMO Series 2012-1 Class 5A2
12/27/2035	4.191%	2,477,184	2,518,241
RCO Trust(a),(g)
CMO Series 2018-VFS1 Class A3
12/26/2053	4.673%	13,089,386	13,386,866
RCO V Mortgage LLC(a),(g)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	3,800,905	3,817,629
Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	3,831,899	3,896,471
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2018-IMC1 Class M1
03/25/2048	4.589%	4,000,000	4,163,729
Vendee Mortgage Trust(g),(h)
CMO Series 1998-1 Class 2IO
03/15/2028	0.200%	1,051,077	5,314
CMO Series 1998-3 Class IO
03/15/2029	0.009%	1,174,072	1,901
Vericrest Opportunity Loan Transferee LXIX LLC(a)
CMO Series 2018-NPL5 Class A1B
08/25/2048	4.704%	10,300,000	10,357,239
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	3,148,401	3,167,801
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	2,406,243	2,420,126
CMO Series 2018-NPL8 Class A1B
10/26/2048	4.655%	18,000,000	18,181,402
Vericrest Opportunity Loan Trust(a),(g)
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	7,000,000	6,999,996
Verus Securitization Trust(a),(g)
CMO Series 2018-INV1 Class A2
03/25/2058	3.857%	1,780,742	1,836,584
CMO Series 2018-INV1 Class A3
03/25/2058	4.059%	2,341,345	2,414,449
CMO Series 2019-3 Class M1
07/25/2059	3.139%	4,495,000	4,520,813
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $448,266,269)			455,979,425

8	Columbia Quality Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2019 (Unaudited)
Options Purchased Calls 0.3%
Value ($)
(Cost $1,005,000)	5,865,195

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(k),(l)	68,072,796	68,065,989
Total Money Market Funds (Cost $68,065,989)		68,065,989
Total Investments in Securities (Cost: $2,517,081,917)		2,545,754,174
Other Assets & Liabilities, Net		(591,795,139)
Net Assets		1,953,959,035
At August 31, 2019, securities and/or cash totaling $10,399,104 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,405	12/2019	USD	185,064,844	26,479	—
U.S. Treasury 5-Year Note	1,587	12/2019	USD	190,402,805	294,311	—
Total					320,790	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(20)	12/2019	USD	(3,305,000)	—	(18,950)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	150,000,000	150,000,000	1.75	12/06/2019	1,005,000	5,865,195

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(165,000,000)	(165,000,000)	1.65	11/04/2019	(1,221,000)	(4,875,882)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(200,000,000)	(200,000,000)	1.70	11/01/2019	(1,500,000)	(6,658,860)
Total							(2,721,000)	(11,534,742)

Columbia Quality Income Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2019 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(600,000,000)	(600,000,000)	1.55	11/22/2019	(1,380,000)	(996,180)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	6,500,000	219,375	(3,250)	284,258	—	—	(68,133)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	7,000,000	236,250	(3,500)	382,437	—	—	(149,687)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	6,000,000	202,500	(3,000)	377,544	—	—	(178,044)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	270,313	(2,500)	249,131	—	18,682	—
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	540,625	(5,000)	571,038	—	—	(35,413)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	7,000,000	378,437	(3,500)	458,768	—	—	(83,831)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	6,000,000	202,500	(3,000)	381,033	—	—	(181,533)
Total							2,050,000	(23,750)	2,704,209	—	18,682	(696,641)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	USD	19,800,000	(319,023)	—	—	—	(319,023)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	3.604	USD	5,000,000	(112,500)	2,500	—	(304,344)	194,344	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
10	Columbia Quality Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2019, the total value of these securities amounted to $875,098,037, which represents 44.79% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2019.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2019, the total value of these securities amounted to $12,570,036, which represents 0.64% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2019.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security purchased on a when-issued basis.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	61,821,110	157,429,324	(151,177,638)	68,072,796	740	—	254,613	68,065,989
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Quality Income Fund | Quarterly Report 2019	11

Portfolio of Investments
Columbia Seligman Communications and Information Fund, August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 11.3%
Broadcasting 0.7%
Discovery, Inc., Class A(a)	1,645,000	45,402,000
Total Broadcasting		45,402,000
Cable & Satellite 0.3%
Comcast Corp., Class A	365,400	16,172,604
Total Cable & Satellite		16,172,604
Integrated Telecommunication Services 0.2%
Ooma, Inc.(a)	942,275	11,778,437
Total Integrated Telecommunication Services		11,778,437
Interactive Home Entertainment 2.0%
Activision Blizzard, Inc.	2,128,083	107,681,000
Sciplay Corp., Class A(a),(b)	1,237,833	11,771,792
Total Interactive Home Entertainment		119,452,792
Interactive Media & Services 8.1%
Alphabet, Inc., Class A(a)	201,500	239,891,795
Alphabet, Inc., Class C(a)	201,851	239,819,173
Tencent Holdings Ltd., ADR	370,200	15,287,409
Total Interactive Media & Services		494,998,377
Total Communication Services		687,804,210
Consumer Discretionary 1.0%
Internet & Direct Marketing Retail 1.0%
Booking Holdings, Inc.(a)	31,800	62,531,838
Total Internet & Direct Marketing Retail		62,531,838
Total Consumer Discretionary		62,531,838
Information Technology 85.9%
Application Software 12.1%
Cornerstone OnDemand, Inc.(a)	620,057	32,348,374
LogMeIn, Inc.	864,148	57,759,652
Nuance Communications, Inc.(a)	11,191,753	188,133,368
Salesforce.com, Inc.(a)	646,651	100,922,821
Splunk, Inc.(a)	252,363	28,219,231
Synopsys, Inc.(a)	2,020,833	286,574,328
Verint Systems, Inc.(a)	753,300	40,143,357
Total Application Software		734,101,131
Common Stocks (continued)
Issuer	Shares	Value ($)
Communications Equipment 1.6%
Arista Networks, Inc.(a)	317,700	71,997,174
CommScope Holding Co., Inc.(a)	1,064,800	11,435,952
Nokia OYJ, ADR	1,744,600	8,653,216
Plantronics, Inc.	277,794	8,631,060
Total Communications Equipment		100,717,402
Data Processing & Outsourced Services 11.0%
Euronet Worldwide, Inc.(a)	179,690	27,517,727
Fidelity National Information Services, Inc.	834,000	113,607,480
Fiserv, Inc.(a)	776,200	83,006,828
Genpact Ltd.	1,267,600	51,920,896
Pagseguro Digital Ltd., Class A(a)	1,443,044	72,094,478
Total System Services, Inc.	478,200	64,184,004
Visa, Inc., Class A	1,412,400	255,390,168
Total Data Processing & Outsourced Services		667,721,581
Internet Services & Infrastructure 0.9%
GoDaddy, Inc., Class A(a)	532,137	33,705,558
Twilio, Inc., Class A(a)	155,141	20,241,246
Total Internet Services & Infrastructure		53,946,804
IT Consulting & Other Services 1.0%
DXC Technology Co.	1,763,775	58,592,605
Total IT Consulting & Other Services		58,592,605
Semiconductor Equipment 15.3%
Advanced Energy Industries, Inc.(a)	1,070,200	55,265,128
Applied Materials, Inc.	3,918,200	188,151,964
Lam Research Corp.	2,084,305	438,767,045
MKS Instruments, Inc.	87,200	6,826,888
Teradyne, Inc.	3,886,514	205,868,647
Xperi Corp.	1,835,649	33,629,090
Total Semiconductor Equipment		928,508,762
Semiconductors 23.3%
Broadcom, Inc.	1,145,901	323,877,459
Cypress Semiconductor Corp.	1,853,465	42,648,230
Infineon Technologies AG	6,775,900	117,432,376
Inphi Corp.(a)	1,044,858	63,934,861
Marvell Technology Group Ltd.(c)	8,613,666	206,469,574
Micron Technology, Inc.(a)	5,320,025	240,837,532
Columbia Seligman Communications and Information Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NXP Semiconductors NV	1,045,500	106,787,370
ON Semiconductor Corp.(a)	7,359,988	131,007,786
Qorvo, Inc.(a)	1,171,198	83,658,673
SMART Global Holdings, Inc.(a)	248,923	7,071,902
Synaptics, Inc.(a),(b)	2,899,448	92,840,325
Total Semiconductors		1,416,566,088
Systems Software 11.0%
ForeScout Technologies, Inc.(a)	344,700	12,350,601
Fortinet, Inc.(a)	1,568,202	124,170,234
Microsoft Corp.	1,422,800	196,147,208
Oracle Corp.	2,517,100	131,040,226
Palo Alto Networks, Inc.(a)	411,900	83,871,078
SailPoint Technologies Holding, Inc.(a)	1,239,190	27,918,951
Symantec Corp.	2,267,600	52,721,700
TiVo Corp.	5,677,100	42,748,563
Total Systems Software		670,968,561
Technology Hardware, Storage & Peripherals 9.7%
Apple, Inc.	1,313,500	274,179,990
Dell Technologies, Inc.(a)	752,400	38,771,172
NetApp, Inc.	2,654,100	127,556,046
Western Digital Corp.	2,638,700	151,118,349
Total Technology Hardware, Storage & Peripherals		591,625,557
Total Information Technology		5,222,748,491
Total Common Stocks (Cost: $3,962,963,226)		5,973,084,539
Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Financials 0.1%
Consumer Finance 0.1%
CommonBond, Inc.(d),(e)	1.000%	2,159,244	7,147,097
Total Financials			7,147,097
Total Preferred Stocks (Cost: $10,000,000)			7,147,097

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(b),(f)	83,236,552	83,228,229
Total Money Market Funds (Cost: $83,228,229)		83,228,229
Total Investments in Securities (Cost $4,056,191,455)		6,063,459,865
Other Assets & Liabilities, Net		19,927,941
Net Assets		$6,083,387,806

At August 31, 2019, securities and/or cash totaling $71,741,870 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(2,186,064)	(912)	32.00	1/17/2020	(72,727)	(18,240)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(2,732,580)	(1,140)	31.00	1/17/2020	(110,259)	(26,220)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(20,753,226)	(8,658)	35.00	1/15/2021	(882,761)	(1,181,817)
Total							(1,065,747)	(1,226,277)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(21,613,749)	(9,017)	15.00	01/17/2020	(965,921)	(130,747)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(42,726,525)	(17,825)	17.00	01/15/2021	(2,441,282)	(2,602,450)
Total							(3,407,203)	(2,733,197)
2	Columbia Seligman Communications and Information Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, August 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	46,382,056	436,502,083	(399,647,587)	83,236,552	(73)	—	440,508	83,228,229
Electronics for Imaging, Inc. †
	3,490,185	—	(3,490,185)	—	28,778,438	(27,750,770)	—	—
Sciplay Corp., Class A ‡
	635,133	602,700	—	1,237,833	—	(4,721,879)	—	11,771,792
Synaptics, Inc.
	2,899,448	—	—	2,899,448	—	16,149,926	—	92,840,325
Total					28,778,365	(16,322,723)	440,508	187,840,346

†	Issuer was not an affiliate at the end of period.
‡	Issuer was not an affiliate at the beginning of period.

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2019, the total value of these securities amounted to $7,147,097, which represents 0.12% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Communications and Information Fund | Quarterly Report 2019	3

Portfolio of Investments
Columbia Select Large Cap Value Fund, August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 5.0%
Diversified Telecommunication Services 5.0%
Verizon Communications, Inc.	927,600	53,949,216
Total Communication Services		53,949,216
Consumer Discretionary 4.9%
Internet & Direct Marketing Retail 2.1%
Qurate Retail, Inc.(a)	2,079,900	22,275,729
Specialty Retail 2.8%
Lowe’s Companies, Inc.	273,400	30,675,480
Total Consumer Discretionary		52,951,209
Consumer Staples 6.4%
Food Products 3.7%
Tyson Foods, Inc., Class A	429,509	39,961,517
Tobacco 2.7%
Philip Morris International, Inc.	405,000	29,196,450
Total Consumer Staples		69,157,967
Energy 12.0%
Energy Equipment & Services 3.4%
Halliburton Co.	1,000,000	18,840,000
TechnipFMC PLC	744,900	18,503,316
Total		37,343,316
Oil, Gas & Consumable Fuels 8.6%
Chevron Corp.	195,900	23,061,348
Marathon Petroleum Corp.	464,200	22,843,282
Valero Energy Corp.	240,000	18,067,200
Williams Companies, Inc. (The)	1,220,500	28,803,800
Total		92,775,630
Total Energy		130,118,946
Financials 21.3%
Banks 11.8%
Bank of America Corp.	1,196,100	32,904,711
Citigroup, Inc.	512,600	32,985,810
JPMorgan Chase & Co.	317,300	34,858,578
Wells Fargo & Co.	585,880	27,284,432
Total		128,033,531
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.0%
Morgan Stanley	525,000	21,782,250
Insurance 7.5%
American International Group, Inc.	700,000	36,428,000
MetLife, Inc.	650,000	28,795,000
Unum Group	634,700	16,127,727
Total		81,350,727
Total Financials		231,166,508
Health Care 13.5%
Health Care Equipment & Supplies 2.6%
Baxter International, Inc.	317,300	27,906,535
Health Care Providers & Services 7.5%
Cigna Corp.	249,000	38,338,530
Humana, Inc.	150,000	42,481,500
Total		80,820,030
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	775,000	37,254,250
Total Health Care		145,980,815
Industrials 8.5%
Aerospace & Defense 2.9%
United Technologies Corp.	244,100	31,791,584
Industrial Conglomerates 2.3%
Honeywell International, Inc.	150,000	24,693,000
Road & Rail 3.3%
CSX Corp.	310,000	20,776,200
Union Pacific Corp.	93,500	15,143,260
Total		35,919,460
Total Industrials		92,404,044
Information Technology 12.8%
Electronic Equipment, Instruments & Components 3.8%
Corning, Inc.	1,471,300	40,975,705
Semiconductors & Semiconductor Equipment 6.1%
Applied Materials, Inc.	571,200	27,429,024
QUALCOMM, Inc.	500,000	38,885,000
Total		66,314,024
Columbia Select Large Cap Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Value Fund, August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.9%
Teradata Corp.(a)	1,035,500	31,965,885
Total Information Technology		139,255,614
Materials 9.9%
Chemicals 4.7%
FMC Corp.	550,000	47,481,500
Livent Corp.(a)	496,241	3,051,882
Total		50,533,382
Metals & Mining 5.2%
Barrick Gold Corp.	1,650,000	31,977,000
Freeport-McMoRan, Inc.	2,685,200	24,676,988
Total		56,653,988
Total Materials		107,187,370
Utilities 5.4%
Electric Utilities 2.8%
NextEra Energy, Inc.	139,200	30,495,936
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 2.6%
AES Corp. (The)	1,800,000	27,594,000
Total Utilities		58,089,936
Total Common Stocks (Cost $762,663,840)		1,080,261,625

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(b),(c)	2,546,175	2,545,921
Total Money Market Funds (Cost $2,545,921)		2,545,921
Total Investments in Securities (Cost: $765,209,761)		1,082,807,546
Other Assets & Liabilities, Net		564,061
Net Assets		1,083,371,607

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	6,233,858	43,583,359	(47,271,042)	2,546,175	32	—	82,891	2,545,921
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Large Cap Value Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Select Small Cap Value Fund, August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 2.5%
Wireless Telecommunication Services 2.5%
Telephone & Data Systems, Inc.	469,927	11,842,160
Total Communication Services		11,842,160
Consumer Discretionary 9.9%
Auto Components 2.2%
American Axle & Manufacturing Holdings, Inc.(a)	462,016	2,929,181
Motorcar Parts of America, Inc.(a)	520,767	7,566,745
Total		10,495,926
Hotels, Restaurants & Leisure 3.8%
Penn National Gaming, Inc.(a)	371,048	7,112,990
Texas Roadhouse, Inc.	211,547	10,886,209
Total		17,999,199
Household Durables 3.9%
Lennar Corp., Class A	225,456	11,498,256
William Lyon Homes, Inc., Class A(a)	383,597	6,778,159
Total		18,276,415
Total Consumer Discretionary		46,771,540
Consumer Staples 2.5%
Food Products 2.5%
Nomad Foods Ltd.(a)	572,700	11,539,905
Total Consumer Staples		11,539,905
Energy 2.8%
Energy Equipment & Services 2.1%
Exterran Corp.(a)	471,042	4,969,493
Patterson-UTI Energy, Inc.	551,140	4,767,361
Total		9,736,854
Oil, Gas & Consumable Fuels 0.7%
Callon Petroleum Co.(a)	830,300	3,412,533
Total Energy		13,149,387
Financials 24.5%
Banks 2.8%
Opus Bank	630,768	13,094,744
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 11.1%
Hanover Insurance Group, Inc. (The)	152,644	20,324,548
Lincoln National Corp.	239,627	12,671,476
National General Holdings Corp.	807,953	19,051,532
Total		52,047,556
Mortgage Real Estate Investment Trusts (REITS) 3.5%
Ladder Capital Corp., Class A	988,817	16,592,349
Thrifts & Mortgage Finance 7.1%
Axos Financial, Inc.(a)	567,860	14,713,253
Radian Group, Inc.	827,538	18,660,982
Total		33,374,235
Total Financials		115,108,884
Health Care 7.0%
Biotechnology 1.7%
Ligand Pharmaceuticals, Inc.(a)	88,316	8,028,808
Health Care Equipment & Supplies 2.2%
Dentsply Sirona, Inc.	200,498	10,455,971
Health Care Providers & Services 3.1%
WellCare Health Plans, Inc.(a)	53,149	14,389,560
Total Health Care		32,874,339
Industrials 15.7%
Aerospace & Defense 4.0%
Cubic Corp.	275,235	19,065,528
Airlines 1.8%
Spirit Airlines, Inc.(a)	220,979	8,295,552
Commercial Services & Supplies 3.9%
Waste Connections, Inc.	198,658	18,256,670
Construction & Engineering 1.7%
Granite Construction, Inc.	285,690	8,125,024
Machinery 1.8%
Rexnord Corp.(a)	323,364	8,465,669
Road & Rail 2.5%
Knight-Swift Transportation Holdings, Inc.	344,700	11,768,058
Total Industrials		73,976,501
Columbia Select Small Cap Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 17.8%
Communications Equipment 5.9%
Extreme Networks, Inc.(a)	1,658,333	11,077,665
Viavi Solutions, Inc.(a)	1,205,316	16,741,839
Total		27,819,504
IT Services 8.4%
CACI International, Inc., Class A(a)	99,426	22,101,406
EPAM Systems, Inc.(a)	91,241	17,457,140
Total		39,558,546
Semiconductors & Semiconductor Equipment 3.5%
KLA Corp.	25,227	3,731,073
MACOM Technology Solutions Holdings, Inc.(a)	645,200	12,671,728
Total		16,402,801
Total Information Technology		83,780,851
Materials 8.6%
Chemicals 2.3%
Minerals Technologies, Inc.	224,721	10,831,552
Construction Materials 2.4%
Summit Materials, Inc., Class A(a)	549,000	11,518,020
Containers & Packaging 1.8%
Owens-Illinois, Inc.	829,739	8,438,446
Metals & Mining 2.1%
Warrior Met Coal, Inc.	461,673	9,648,966
Total Materials		40,436,984
Real Estate 4.7%
Equity Real Estate Investment Trusts (REITS) 4.7%
First Industrial Realty Trust, Inc.	125,000	4,868,750
Gaming and Leisure Properties, Inc.	435,511	17,037,190
Total		21,905,940
Total Real Estate		21,905,940
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.6%
Electric Utilities 3.6%
PNM Resources, Inc.	120,000	6,121,200
Portland General Electric Co.	191,300	10,883,057
Total		17,004,257
Total Utilities		17,004,257
Total Common Stocks (Cost $374,333,471)		468,390,748

Rights —%

Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c),(d)	52,560	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(e),(f)	2,419,255	2,419,013
Total Money Market Funds (Cost $2,419,013)		2,419,013
Total Investments in Securities (Cost: $376,752,484)		470,809,761
Other Assets & Liabilities, Net		(559,057)
Net Assets		470,250,704

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2019, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2019.
2	Columbia Select Small Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Select Small Cap Value Fund, August 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	2,184,048	26,012,545	(25,777,338)	2,419,255	107	—	37,294	2,419,013
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Small Cap Value Fund | Quarterly Report 2019	3

Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Treasury Bills 87.3%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 87.3%
U.S. Treasury Bills
11/07/2019	1.860%	25,500,000	25,410,585
12/05/2019	1.840%	49,000,000	48,761,694
01/30/2020	1.830%	188,000,000	186,572,672
Total			260,744,951
Total Treasury Bills (Cost $260,577,390)			260,744,951

Options Purchased Calls 0.9%
Value ($)
(Cost $880,481)	2,712,586

Options Purchased Puts 0.0%
Value ($)
(Cost $58,688)	19,000

Money Market Funds 4.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(a),(b)	14,200,079	14,198,659
Total Money Market Funds (Cost $14,198,659)		14,198,659
Total Investments in Securities (Cost: $275,715,218)		277,675,196
Other Assets & Liabilities, Net		21,101,880
Net Assets		298,777,076
At August 31, 2019, securities and/or cash totaling $26,357,226 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	478	09/2019	USD	28,321,500	—	(3,150,728)
Coffee	185	12/2019	USD	6,718,969	—	(181,961)
Copper	372	12/2019	USD	23,728,950	—	(546,828)
Corn	930	12/2019	USD	17,193,375	—	(31,465)
Cotton	107	12/2019	USD	3,147,405	—	(212,579)
Feeder Cattle	21	10/2019	USD	1,373,400	—	(89,951)
Gas Oil	141	11/2019	USD	7,888,950	—	(12,126)
Gold 100 oz.	283	12/2019	USD	43,282,020	2,747,023	—
Lean Hogs	216	10/2019	USD	5,488,560	—	(395,168)
Live Cattle	241	10/2019	USD	9,536,370	—	(165,240)
Lme Zinc	62	11/2019	USD	3,423,175	—	(120,730)
Natural Gas	29	09/2019	USD	662,650	10,911	—
Natural Gas	849	10/2019	USD	19,730,760	906,297	—
Nickel	94	11/2019	USD	10,120,980	1,250,462	—
NY Harbor ULSD	5	10/2019	USD	386,316	16,109	—
Primary Aluminum	273	11/2019	USD	11,950,575	—	(167,020)
RBOB Gasoline	420	09/2019	USD	26,983,908	—	(522,979)
Silver	139	12/2019	USD	12,747,690	845,561	—
Soybean	370	11/2019	USD	16,076,500	—	(469,278)
Soybean Meal	314	12/2019	USD	9,272,420	—	(833,703)
Soybean Oil	597	12/2019	USD	10,319,742	144,841	—
Sugar #11	443	09/2019	USD	5,527,222	—	(599,326)
Wheat	152	12/2019	USD	3,019,100	—	(160,001)
Wheat	374	12/2019	USD	8,648,750	—	(321,789)
White Sugar #5	195	11/2019	USD	3,035,175	—	(137,230)
WTI Crude	77	10/2019	USD	4,226,530	59,165	—
Total					5,980,369	(8,118,102)

Columbia Commodity Strategy Fund | Quarterly Report 2019	1

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2019 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Nickel	(34)	01/2020	USD	(3,644,460)	—	(277,816)
Wheat	(4)	03/2020	USD	(82,700)	2,296	—
Total					2,296	(277,816)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Copper	UBS	USD	18,243,225	286	290.00	11/25/2019	134,290	82,225
Corn	UBS	USD	3,235,313	175	410.00	11/22/2019	32,678	29,531
Cotton	UBS	USD	3,882,780	132	62.00	11/08/2019	66,662	73,260
Nickel †,††	UBS	USD	24,868,080	232	17,000.00	01/02/2020	526,941	2,521,970
Sugar #11	UBS	USD	6,238,400	500	12.25	09/16/2019	119,910	5,600
Total							880,481	2,712,586
†	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2019, the total value of these option contracts amounted to $2,521,970, which represents 0.84% of total net assets.
††	Valuation based on significant unobservable inputs.

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Silver	UBS	USD	4,585,500	50	16.00	11/25/2019	58,688	19,000

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Copper	UBS	USD	(18,243,225)	(286)	320.00	11/25/2019	(24,912)	(17,875)
Corn	UBS	USD	(831,938)	(45)	500.00	11/22/2019	(2,403)	(1,688)
Nickel †,††	UBS	USD	(24,868,080)	(232)	20,000.00	1/02/2020	(107,810)	(949,636)
Silver	UBS	USD	(2,292,750)	(25)	20.00	11/25/2019	(24,781)	(53,125)
Soybean	UBS	USD	(12,513,600)	(288)	1,200.00	10/25/2019	(56,611)	(1,800)
Sugar #11	UBS	USD	(6,238,400)	(500)	15.00	9/16/2019	(20,090)	(5,600)
Total							(236,607)	(1,029,724)
†	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2019, the total value of these option contracts amounted to $949,636, which represents 0.32% of total net assets.
††	Valuation based on significant unobservable inputs.

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cotton	UBS	USD	(3,882,780)	(132)	55.00	11/08/2019	(58,908)	(55,440)
Lean Hogs	UBS	USD	(4,446,750)	(175)	60.00	10/16/2019	(198,800)	(141,750)
Sugar #11	UBS	USD	(6,238,400)	(500)	10.50	09/16/2019	(42,490)	(22,400)
Total							(300,198)	(219,590)
2	Columbia Commodity Strategy Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2019 (Unaudited)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	10,218,717	140,657,880	(136,676,518)	14,200,079	(458)	—	74,883	14,198,659
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Commodity Strategy Fund | Quarterly Report 2019	3

Portfolio of Investments
Columbia Flexible Capital Income Fund, August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 39.0%
Issuer	Shares	Value ($)
Communication Services 2.4%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	235,000	8,286,100
BCE, Inc.	100,000	4,732,000
Verizon Communications, Inc.	175,000	10,178,000
Total		23,196,100
Total Communication Services		23,196,100
Consumer Discretionary 4.2%
Automobiles 0.8%
General Motors Co.	200,000	7,418,000
Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	110,000	4,848,800
Extended Stay America, Inc.	500,000	7,025,000
Six Flags Entertainment Corp.	100,000	5,917,000
Total		17,790,800
Specialty Retail 0.6%
Home Depot, Inc. (The)	25,000	5,697,750
Textiles, Apparel & Luxury Goods 0.9%
Kontoor Brands, Inc.(a)	155,000	5,307,200
Tapestry, Inc.	165,000	3,407,250
Total		8,714,450
Total Consumer Discretionary		39,621,000
Consumer Staples 2.9%
Food Products 2.0%
ConAgra Foods, Inc.	275,000	7,799,000
General Mills, Inc.	200,000	10,760,000
Total		18,559,000
Tobacco 0.9%
Philip Morris International, Inc.	125,000	9,011,250
Total Consumer Staples		27,570,250
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.9%
Oil, Gas & Consumable Fuels 2.9%
BP PLC, ADR	260,000	9,607,000
Suncor Energy, Inc.	300,000	8,769,000
Valero Energy Corp.	60,000	4,516,800
Williams Companies, Inc. (The)	175,000	4,130,000
Total		27,022,800
Total Energy		27,022,800
Financials 7.9%
Banks 4.1%
Bank of America Corp.	335,000	9,215,850
BB&T Corp.	160,000	7,624,000
JPMorgan Chase & Co.	90,000	9,887,400
PacWest Bancorp	215,000	7,327,200
Wells Fargo & Co.	110,000	5,122,700
Total		39,177,150
Capital Markets 1.5%
Ares Capital Corp.	525,000	9,901,500
TCG BDC, Inc.	300,000	4,326,000
Total		14,227,500
Insurance 0.8%
Prudential Financial, Inc.	90,000	7,208,100
Mortgage Real Estate Investment Trusts (REITS) 1.5%
Blackstone Mortgage Trust, Inc.	110,000	3,828,000
Starwood Property Trust, Inc.	425,000	9,957,750
Total		13,785,750
Total Financials		74,398,500
Health Care 3.8%
Biotechnology 1.2%
AbbVie, Inc.	105,000	6,902,700
Gilead Sciences, Inc.	73,000	4,638,420
Total		11,541,120
Columbia Flexible Capital Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	110,000	5,287,700
Johnson & Johnson	75,000	9,627,000
Merck & Co., Inc.	60,000	5,188,200
Pfizer, Inc.	135,000	4,799,250
Total		24,902,150
Total Health Care		36,443,270
Industrials 3.1%
Aerospace & Defense 1.2%
Lockheed Martin Corp.	30,000	11,523,300
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	70,000	8,306,200
Industrial Conglomerates 0.5%
3M Co.	32,500	5,255,900
Transportation Infrastructure 0.5%
Macquarie Infrastructure Corp.	120,000	4,538,400
Total Industrials		29,623,800
Information Technology 8.0%
Communications Equipment 0.9%
Cisco Systems, Inc.	175,000	8,191,750
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	275,000	7,658,750
IT Services 1.0%
International Business Machines Corp.	70,000	9,487,100
Semiconductors & Semiconductor Equipment 3.9%
Broadcom, Inc.	35,000	9,892,400
Intel Corp.	100,000	4,741,000
Lam Research Corp.	25,000	5,262,750
Maxim Integrated Products, Inc.	135,000	7,362,900
Texas Instruments, Inc.	82,500	10,209,375
Total		37,468,425
Technology Hardware, Storage & Peripherals 1.4%
Seagate Technology PLC	155,000	7,782,550
Western Digital Corp.	90,000	5,154,300
Total		12,936,850
Total Information Technology		75,742,875
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.6%
Chemicals 0.6%
Dow, Inc.	125,000	5,328,750
Total Materials		5,328,750
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.2%
Alexandria Real Estate Equities, Inc.	52,500	7,866,600
Digital Realty Trust, Inc.	60,000	7,417,800
Duke Realty Corp.	160,000	5,323,200
Total		20,607,600
Total Real Estate		20,607,600
Utilities 1.0%
Electric Utilities 1.0%
American Electric Power Co., Inc.	30,000	2,734,500
Edison International	100,000	7,227,000
Total		9,961,500
Total Utilities		9,961,500
Total Common Stocks (Cost $359,397,632)		369,516,445

Convertible Bonds 13.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.0%
DISH Network Corp.
08/15/2026	3.375%	10,000,000	9,202,529
Gaming 0.6%
Caesars Entertainment Corp.
10/01/2024	5.000%	3,300,000	5,556,828
Health Care 0.7%
Invacare Corp.
02/15/2021	5.000%	4,500,000	3,692,054
Novavax, Inc.
02/01/2023	3.750%	6,840,000	2,872,800
Total			6,564,854
Home Construction 0.7%
SunPower Corp.
01/15/2023	4.000%	7,508,000	6,903,606
Independent Energy 0.7%
Chesapeake Energy Corp.
09/15/2026	5.500%	10,500,000	6,619,245

2	Columbia Flexible Capital Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2019 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.7%
AXA SA(b)
05/15/2021	7.250%	6,800,000	6,889,216
Metals and Mining 0.5%
Endeavour Mining Corp.(b)
02/15/2023	3.000%	4,500,000	4,770,000
Other Industry 0.4%
Green Plains, Inc.
09/01/2022	4.125%	5,000,000	3,715,498
Other REIT 1.4%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	5,500,000	5,705,639
IH Merger Sub LLC
01/15/2022	3.500%	6,000,000	7,816,780
Total			13,522,419
Pharmaceuticals 4.4%
Aegerion Pharmaceuticals, Inc.(c)
08/15/2019	0.000%	3,000,000	2,077,500
Alder Biopharmaceuticals, Inc.
02/01/2025	2.500%	5,500,000	4,637,188
Clovis Oncology, Inc.
05/01/2025	1.250%	10,000,000	4,890,985
Dermira, Inc.
05/15/2022	3.000%	5,500,000	4,693,771
Insmed, Inc.
01/15/2025	1.750%	5,000,000	4,090,089
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	5,800,000	4,951,750
Medicines Co. (The)
07/15/2023	2.750%	6,500,000	7,075,877
Radius Health, Inc.
09/01/2024	3.000%	5,500,000	5,232,440
Tilray, Inc.(b)
10/01/2023	5.000%	6,000,000	3,922,072
Total			41,571,672
Property & Casualty 0.8%
Heritage Insurance Holdings, Inc.
08/01/2037	5.875%	3,400,000	3,751,738
MGIC Investment Corp.(b),(d)
Junior Subordinated
04/01/2063	9.000%	3,089,000	4,146,982
Total			7,898,720
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.5%
GNC Holdings, Inc.
08/15/2020	1.500%	4,700,000	4,300,500
Technology 1.2%
Infinera Corp.
09/01/2024	2.125%	1,622,000	1,388,622
Microchip Technology, Inc.
Junior Subordinated
02/15/2037	2.250%	8,500,000	10,163,450
Total			11,552,072
Wireless 0.3%
Gogo, Inc.(b)
05/15/2022	6.000%	2,500,000	2,338,821
Total Convertible Bonds (Cost $142,437,964)			131,405,980

Convertible Preferred Stocks 14.7%
Issuer		Shares	Value ($)
Consumer Staples 0.6%
Household Products 0.6%
Energizer Holdings, Inc.	7.500%	62,500	5,461,741
Total Consumer Staples			5,461,741
Financials 3.3%
Banks 1.9%
Bank of America Corp.	7.250%	6,200	9,114,186
Wells Fargo & Co.	7.500%	6,500	9,456,576
Total			18,570,762
Capital Markets 0.8%
AMG Capital Trust II	5.150%	87,500	4,084,980
Cowen, Inc.	5.625%	3,700	3,173,817
Total			7,258,797
Insurance 0.6%
Assurant, Inc.	6.500%	47,500	5,834,048
Total Financials			31,663,607
Health Care 3.6%
Health Care Equipment & Supplies 2.1%
Becton Dickinson and Co.	6.125%	160,000	9,915,200
Danaher Corp.	4.750%	8,800	9,996,800
Total			19,912,000

Columbia Flexible Capital Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2019 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Health Care Technology 0.5%
Change Healthcare, Inc.	6.000%	90,000	4,878,900
Life Sciences Tools & Services 1.0%
Avantor, Inc.	6.250%	155,000	9,426,728
Total Health Care			34,217,628
Industrials 1.2%
Machinery 1.2%
Fortive Corp.	5.000%	7,000	6,558,564
Rexnord Corp.	5.750%	85,000	4,562,080
Total			11,120,644
Total Industrials			11,120,644
Real Estate 0.9%
Equity Real Estate Investment Trusts (REITS) 0.9%
Crown Castle International Corp.	6.875%	6,500	8,450,650
Total Real Estate			8,450,650
Utilities 5.1%
Electric Utilities 1.6%
American Electric Power Co., Inc.	6.125%	180,000	10,098,684
Southern Co. (The)	6.750%	105,000	5,455,800
Total			15,554,484
Multi-Utilities 2.9%
CenterPoint Energy, Inc.	7.000%	200,000	9,943,668
Dominion Energy, Inc.	7.250%	72,500	7,381,950
DTE Energy Co.	6.500%	175,000	9,935,759
Total			27,261,377
Water Utilities 0.6%
Aqua America, Inc.	6.000%	90,000	5,399,892
Total Utilities			48,215,753
Total Convertible Preferred Stocks (Cost $129,230,630)			139,130,023

Corporate Bonds & Notes 24.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 1.0%
LPL Holdings, Inc.(b)
09/15/2025	5.750%	8,650,000	9,139,711
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.7%
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	7,700,000	9,547,553
Gogo Intermediate Holdings LLC/Finance Co., Inc.(b)
05/01/2024	9.875%	2,500,000	2,609,443
Telesat Canada/LLC(b)
11/15/2024	8.875%	3,600,000	3,892,183
Total			16,049,179
Chemicals 1.0%
Starfruit Finco BV/US Holdco LLC(b)
10/01/2026	8.000%	9,500,000	9,269,293
Consumer Products 1.0%
Mattel, Inc.(b)
12/31/2025	6.750%	9,246,000	9,520,874
Electric 1.0%
Covanta Holding Corp.
07/01/2025	5.875%	4,666,000	4,858,370
01/01/2027	6.000%	4,500,000	4,676,863
Total			9,535,233
Finance Companies 2.7%
Fortress Transportation & Infrastructure Investors LLC(b)
10/01/2025	6.500%	7,000,000	7,210,000
iStar, Inc.
04/01/2022	6.000%	8,957,000	9,225,244
Springleaf Finance Corp.
03/15/2025	6.875%	6,100,000	6,913,075
03/15/2026	7.125%	2,091,000	2,387,042
Total			25,735,361
Food and Beverage 1.0%
Chobani LLC/Finance Corp., Inc.(b)
04/15/2025	7.500%	4,972,000	4,602,411
Lamb Weston Holdings, Inc.(b)
11/01/2026	4.875%	4,600,000	4,802,557
Total			9,404,968
Health Care 1.0%
Quotient Ltd.(b),(e),(f)
04/15/2024	12.000%	1,330,000	1,330,000
04/15/2024	12.000%	570,000	570,000
Surgery Center Holdings, Inc.(b)
07/01/2025	6.750%	8,200,000	7,037,330
Total			8,937,330

4	Columbia Flexible Capital Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 1.2%
Indigo Natural Resources LLC(b)
02/15/2026	6.875%	8,600,000	7,094,089
Talos Production LLC/Finance, Inc.
04/03/2022	11.000%	4,169,067	4,268,082
Total			11,362,171
Lodging 0.9%
Marriott Ownership Resorts, Inc./ILG LLC
09/15/2026	6.500%	8,132,000	8,781,836
Media and Entertainment 1.4%
Lions Gate Capital Holdings LLC(b)
11/01/2024	5.875%	9,050,000	9,354,578
Meredith Corp.
02/01/2026	6.875%	4,000,000	4,221,396
Total			13,575,974
Metals and Mining 1.9%
CONSOL Energy, Inc.(b)
11/15/2025	11.000%	4,600,000	4,737,752
Constellium NV(b)
03/01/2025	6.625%	8,400,000	8,788,777
Warrior Met Coal, Inc.(b)
11/01/2024	8.000%	4,437,000	4,629,109
Total			18,155,638
Midstream 0.8%
Rockpoint Gas Storage Canada Ltd.(b)
03/31/2023	7.000%	3,111,000	3,146,789
Summit Midstream Partners LP(d)
Junior Subordinated
12/31/2049	9.500%	5,600,000	4,015,211
Total			7,162,000
Oil Field Services 0.2%
SESI LLC
09/15/2024	7.750%	3,500,000	2,141,500
Other Industry 1.0%
WeWork Companies, Inc.(b)
05/01/2025	7.875%	9,300,000	9,500,647
Packaging 1.8%
BWAY Holding Co.(b)
04/15/2025	7.250%	9,500,000	9,067,417
Novolex (b)
01/15/2025	6.875%	9,000,000	8,100,621
Total			17,168,038
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.8%
Bausch Health Companies, Inc.(b)
01/31/2027	8.500%	6,500,000	7,209,007
Restaurants 0.5%
IRB Holding Corp.(b)
02/15/2026	6.750%	4,700,000	4,746,624
Retailers 0.1%
Rite Aid Corp.
Junior Subordinated
02/15/2027	7.700%	1,613,000	868,286
Supermarkets 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(b)
02/15/2028	5.875%	5,000,000	5,266,710
Safeway, Inc.
02/01/2031	7.250%	4,588,000	4,578,365
Total			9,845,075
Technology 1.6%
Diebold, Inc.
04/15/2024	8.500%	7,000,000	6,508,845
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(b)
11/30/2024	10.000%	4,250,000	4,591,054
Informatica LLC(b)
07/15/2023	7.125%	4,232,000	4,302,158
Total			15,402,057
Transportation Services 1.1%
Hertz Corp. (The)(b)
10/15/2024	5.500%	5,000,000	4,917,090
08/01/2026	7.125%	5,500,000	5,614,301
Total			10,531,391
Total Corporate Bonds & Notes (Cost $234,137,125)			234,042,193

Columbia Flexible Capital Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2019 (Unaudited)
Limited Partnerships 1.0%
Issuer	Shares	Value ($)
Energy 1.0%
Oil, Gas & Consumable Fuels 1.0%
Enviva Partners LP	165,000	5,228,850
Rattler Midstream LP(a)	245,000	4,485,950
Total		9,714,800
Total Energy		9,714,800
Total Limited Partnerships (Cost $8,358,558)		9,714,800

Preferred Debt 1.0%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.5%
Citigroup Capital XIII(d)
10/30/2040	8.953%	175,000	4,784,500
Finance Companies 0.5%
GMAC Capital Trust I(d)
02/15/2040	8.303%	180,000	4,716,000
Total Preferred Debt (Cost $9,233,434)			9,500,500

Senior Loans 0.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.5%
BCP Raptor LLC/EagleClaw Midstream Ventures(g),(h)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/24/2024	6.362%	5,058,760	4,601,650
Total Senior Loans (Cost $5,018,660)			4,601,650
Warrants —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Goodrich Petroleum Corp.(a),(e),(f),(i)	16,125	0
Total Energy		0
Total Warrants (Cost $—)		0

Money Market Funds 4.0%
	Shares	Value ($)
JPMorgan US Government Money Market Fund, Agency Shares, 1.933%(j)	37,856,551	37,856,551
Total Money Market Funds (Cost $37,856,551)		37,856,551
Total Investments in Securities (Cost: $925,670,554)		935,768,142
Other Assets & Liabilities, Net		10,924,528
Net Assets		946,692,670

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2019, the total value of these securities amounted to $183,117,616, which represents 19.34% of total net assets.
(c)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2019, the total value of these securities amounted to $2,077,500, which represents 0.22% of total net assets.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2019.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2019, the total value of these securities amounted to $1,900,000, which represents 0.20% of total net assets.
(f)	Valuation based on significant unobservable inputs.
6	Columbia Flexible Capital Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	The stated interest rate represents the weighted average interest rate at August 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(h)	Variable rate security. The interest rate shown was the current rate as of August 31, 2019.
(i)	Negligible market value.
(j)	The rate shown is the seven-day current annualized yield at August 31, 2019.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Flexible Capital Income Fund | Quarterly Report 2019	7

Portfolio of Investments
Multi-Manager Value Strategies Fund, August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 9.7%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	1,443,913	50,912,372
CenturyLink, Inc.	225,724	2,568,739
Total		53,481,111
Entertainment 1.9%
Activision Blizzard, Inc.	4,932	249,559
Liberty Media Group LLC, Class C(a)	1,007	42,032
Madison Square Garden Co. (The), Class A(a)	1,307	329,796
Viacom, Inc., Class B	63,718	1,591,676
Walt Disney Co. (The)	387,405	53,175,210
Total		55,388,273
Interactive Media & Services 1.9%
Alphabet, Inc., Class A(a)	29,831	35,514,700
Facebook, Inc., Class A(a)	122,192	22,687,389
Total		58,202,089
Media 4.0%
Altice U.S.A., Inc., Class A(a)	23,464	677,640
Charter Communications, Inc., Class A(a)	79,694	32,641,866
Comcast Corp., Class A	1,685,884	74,617,226
Discovery, Inc., Class A(a)	39,002	1,076,455
Discovery, Inc., Class C(a)	48,814	1,270,629
DISH Network Corp., Class A(a)	13,531	454,100
Fox Corp., Class A	7,459	247,415
Fox Corp., Class B	3,599	118,047
Interpublic Group of Companies, Inc. (The)	16,428	326,589
Liberty Broadband Corp., Class A(a)	2,117	221,756
Liberty Broadband Corp., Class C(a)	12,203	1,286,684
Liberty SiriusXM Group, Class A(a)	5,812	235,328
Liberty SiriusXM Group, Class C(a)	11,414	465,805
News Corp., Class A	33,474	460,268
News Corp., Class B	22,496	318,543
TEGNA, Inc.	387,626	5,546,928
Total		119,965,279
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.1%
Sprint Corp.(a)	98,038	665,678
T-Mobile U.S.A., Inc.(a)	39,536	3,085,785
Total		3,751,463
Total Communication Services		290,788,215
Consumer Discretionary 8.6%
Auto Components 0.8%
Autoliv, Inc.	13,035	891,594
BorgWarner, Inc.	629,699	20,547,078
Gentex Corp.	51,256	1,363,410
Goodyear Tire & Rubber Co. (The)	24,313	278,870
Lear Corp.	12,768	1,433,336
Veoneer, Inc.(a)	1,815	26,626
Total		24,540,914
Automobiles 1.3%
Ford Motor Co.	532,826	4,886,015
General Motors Co.	902,387	33,469,534
Harley-Davidson, Inc.	13,467	429,597
Total		38,785,146
Distributors 0.1%
LKQ Corp.(a)	71,795	1,886,055
Hotels, Restaurants & Leisure 0.8%
Aramark	31,792	1,299,021
Carnival Corp.	45,175	1,991,314
Hyatt Hotels Corp., Class A	5,864	423,088
McDonald’s Corp.	46,665	10,171,570
MGM Resorts International	82,729	2,321,376
Norwegian Cruise Line Holdings Ltd.(a)	51,305	2,603,729
Royal Caribbean Cruises Ltd.	39,212	4,089,027
Total		22,899,125
Household Durables 1.4%
D.R. Horton, Inc.	102,152	5,053,459
Garmin Ltd.	19,160	1,562,881
Lennar Corp., Class A	39,137	1,995,987
Lennar Corp., Class B	1,977	80,088
Mohawk Industries, Inc.(a)	23,737	2,822,092
Multi-Manager Value Strategies Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Newell Brands, Inc.	20,427	339,088
NVR, Inc.(a)	6,900	24,833,100
PulteGroup, Inc.	79,352	2,682,098
Toll Brothers, Inc.	13,054	472,424
Whirlpool Corp.	15,784	2,195,397
Total		42,036,614
Internet & Direct Marketing Retail 0.6%
Booking Holdings, Inc.(a)	9,506	18,692,693
Qurate Retail, Inc.(a)	106,793	1,143,753
Total		19,836,446
Multiline Retail 0.6%
Dollar Tree, Inc.(a)	22,664	2,301,076
Kohl’s Corp.	56,283	2,659,935
Macy’s, Inc.	98,307	1,451,011
Target Corp.	104,754	11,212,868
Total		17,624,890
Specialty Retail 2.5%
Advance Auto Parts, Inc.	9,967	1,374,948
CarMax, Inc.(a)	10,385	864,863
Foot Locker, Inc.	11,387	412,096
Gap, Inc. (The)	35,318	557,671
Home Depot, Inc. (The)	91,839	20,931,026
O’Reilly Automotive, Inc.(a)	36,861	14,145,777
TJX Companies, Inc. (The)	696,765	38,301,172
Total		76,587,553
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.(a)	4,275	112,775
Hanesbrands, Inc.	907,897	12,401,873
PVH Corp.	15,238	1,155,040
Ralph Lauren Corp.	12,572	1,110,610
Tapestry, Inc.	9,889	204,208
Total		14,984,506
Total Consumer Discretionary		259,181,249
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.8%
Beverages 1.6%
Constellation Brands, Inc., Class A	7,765	1,586,778
Molson Coors Brewing Co., Class B	88,785	4,559,997
PepsiCo, Inc.	310,756	42,489,668
Total		48,636,443
Food & Staples Retailing 1.2%
Kroger Co. (The)	82,573	1,955,329
U.S. Foods Holding Corp.(a)	62,465	2,526,709
Walgreens Boots Alliance, Inc.	112,124	5,739,627
Walmart, Inc.	217,196	24,816,815
Total		35,038,480
Food Products 1.3%
Archer-Daniels-Midland Co.	182,596	6,947,778
Bunge Ltd.	20,487	1,094,211
ConAgra Foods, Inc.	9,113	258,445
Hershey Co. (The)	39,590	6,274,223
Ingredion, Inc.	9,157	707,561
JM Smucker Co. (The)	29,913	3,145,651
Kraft Heinz Co. (The)	31,395	801,200
Mondelez International, Inc., Class A	280,733	15,502,076
Post Holdings, Inc.(a)	14,533	1,448,795
Tyson Foods, Inc., Class A	33,992	3,162,616
Total		39,342,556
Household Products 2.4%
Kimberly-Clark Corp.	199,031	28,085,264
Procter & Gamble Co. (The)	369,739	44,453,720
Total		72,538,984
Tobacco 1.3%
Philip Morris International, Inc.	557,149	40,164,872
Total Consumer Staples		235,721,335

2	Multi-Manager Value Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 7.3%
Energy Equipment & Services 0.2%
Baker Hughes, Inc.	29,053	630,160
Helmerich & Payne, Inc.	9,846	370,111
National Oilwell Varco, Inc.	45,423	927,992
Schlumberger Ltd.	61,454	1,992,953
TechnipFMC PLC	48,738	1,210,652
Total		5,131,868
Oil, Gas & Consumable Fuels 7.1%
Apache Corp.	77,582	1,673,444
Chevron Corp.	609,851	71,791,660
Cimarex Energy Co.	248,051	10,611,622
Concho Resources, Inc.	28,646	2,095,455
ConocoPhillips Co.	352,399	18,388,180
Devon Energy Corp.	515,281	11,331,029
Diamondback Energy, Inc.	18,047	1,770,050
EOG Resources, Inc.	1,020	75,674
Exxon Mobil Corp.	670,616	45,923,784
Hess Corp.	31,483	1,981,855
HollyFrontier Corp.	48,869	2,167,829
Kinder Morgan, Inc.	224,444	4,549,480
Marathon Oil Corp.	194,588	2,303,922
Marathon Petroleum Corp.	125,340	6,167,981
Murphy Oil Corp.	19,008	346,516
Noble Energy, Inc.	119,612	2,700,839
Occidental Petroleum Corp.	115,118	5,005,330
Parsley Energy, Inc., Class A(a)	10,404	186,335
Phillips 66	44,696	4,408,366
Pioneer Natural Resources Co.	10,924	1,348,240
Suncor Energy, Inc.	185,735	5,429,034
Targa Resources Corp.	28,379	1,025,049
Valero Energy Corp.	167,050	12,575,524
Williams Companies, Inc. (The)	14,685	346,566
Total		214,203,764
Total Energy		219,335,632
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 22.6%
Banks 10.0%
Bank of America Corp.	1,218,601	33,523,714
BB&T Corp.	263,725	12,566,496
CIT Group, Inc.	15,661	667,002
Citigroup, Inc.	962,282	61,922,847
Citizens Financial Group, Inc.	33,443	1,128,367
Comerica, Inc.	11,293	696,213
East West Bancorp, Inc.	4,007	164,808
Fifth Third Bancorp	149,775	3,961,549
First Horizon National Corp.	32,859	520,158
First Republic Bank	168,111	15,082,919
Huntington Bancshares, Inc.	194,853	2,581,802
JPMorgan Chase & Co.	773,364	84,961,769
KeyCorp	118,987	1,975,184
M&T Bank Corp.	32,211	4,709,570
PacWest Bancorp	9,284	316,399
People’s United Financial, Inc.	22,913	329,260
PNC Financial Services Group, Inc. (The)	145,605	18,772,853
Prosperity Bancshares, Inc.	809	52,520
Regions Financial Corp.	187,155	2,736,206
SunTrust Banks, Inc.	43,293	2,662,952
Synovus Financial Corp.	3,517	124,994
U.S. Bancorp	186,057	9,803,343
Wells Fargo & Co.	857,378	39,928,094
Zions Bancorp	38,037	1,562,940
Total		300,751,959
Capital Markets 3.2%
Bank of New York Mellon Corp. (The)	130,170	5,474,950
BlackRock, Inc.	16,809	7,102,811
Charles Schwab Corp. (The)	259,811	9,942,967
CME Group, Inc.	50,575	10,989,442
Franklin Resources, Inc.	41	1,078
Goldman Sachs Group, Inc. (The)	51,917	10,586,395
Invesco Ltd.	55,028	863,940
Janus Henderson Group PLC	19,821	378,779
KKR & Co., Inc., Class A	740,612	19,137,414
Morgan Stanley	636,781	26,420,044

Multi-Manager Value Strategies Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
State Street Corp.	15,446	792,534
T. Rowe Price Group, Inc.	47,735	5,280,446
Total		96,970,800
Consumer Finance 1.2%
Ally Financial, Inc.	109,579	3,435,302
Capital One Financial Corp.	72,300	6,262,626
Discover Financial Services	298,612	23,880,002
Santander Consumer U.S.A. Holdings, Inc.	39,693	1,036,384
Synchrony Financial	34,072	1,092,007
Total		35,706,321
Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B(a)	272,704	55,470,721
Jefferies Financial Group, Inc.	26,738	498,396
Voya Financial, Inc.	10,144	500,302
Total		56,469,419
Insurance 6.3%
Aflac, Inc.	71,347	3,580,192
Alleghany Corp.(a)	1,411	1,057,276
Allstate Corp. (The)	77,641	7,949,662
American Financial Group, Inc.	11,627	1,173,978
American International Group, Inc.	646,994	33,669,568
Arch Capital Group Ltd.(a)	36,331	1,435,074
Assurant, Inc.	7,430	913,890
Athene Holding Ltd., Class A(a)	10,089	392,059
Axis Capital Holdings Ltd.	4,548	279,202
Chubb Ltd.	123,097	19,237,599
CNA Financial Corp.	3,492	164,578
Everest Re Group Ltd.	5,234	1,234,596
Hartford Financial Services Group, Inc. (The)	403,321	23,505,548
Lincoln National Corp.	27,230	1,439,922
Loews Corp.	253,963	12,208,001
Marsh & McLennan Companies, Inc.	273,259	27,295,842
MetLife, Inc.	739,428	32,756,660
Old Republic International Corp.	30,132	703,884
Principal Financial Group, Inc.	142,738	7,596,516
Prudential Financial, Inc.	28,888	2,313,640
Reinsurance Group of America, Inc.	8,767	1,349,855
RenaissanceRe Holdings Ltd.	4,218	761,560
Common Stocks (continued)
Issuer	Shares	Value ($)
Travelers Companies, Inc. (The)	39,287	5,773,618
Unum Group	29,932	760,572
WR Berkley Corp.	15,110	1,076,588
Total		188,629,880
Thrifts & Mortgage Finance 0.0%
New York Community Bancorp, Inc.	35,013	404,050
Total Financials		678,932,429
Health Care 13.5%
Biotechnology 0.5%
Gilead Sciences, Inc.	216,989	13,787,481
United Therapeutics Corp.(a)	5,057	417,506
Total		14,204,987
Health Care Equipment & Supplies 4.6%
Abbott Laboratories	639,294	54,544,564
Baxter International, Inc.	86,472	7,605,212
Becton Dickinson and Co.	5,134	1,303,625
Danaher Corp.	61,553	8,746,066
Dentsply Sirona, Inc.	13,803	719,827
Medtronic PLC	584,881	63,102,811
STERIS PLC	8,980	1,386,512
Zimmer Biomet Holdings, Inc.	11,999	1,670,261
Total		139,078,878
Health Care Providers & Services 2.3%
Anthem, Inc.	43,806	11,456,145
Cardinal Health, Inc.	43,406	1,872,101
Centene Corp.(a)	57,646	2,687,457
Cigna Corp.	52,768	8,124,689
CVS Health Corp.	185,555	11,304,011
DaVita, Inc.(a)	39,208	2,210,155
Henry Schein, Inc.(a)	902	55,581
Humana, Inc.	50,680	14,353,083
Laboratory Corp. of America Holdings(a)	26,634	4,462,793
McKesson Corp.	21,294	2,944,321
Quest Diagnostics, Inc.	31,765	3,251,783
UnitedHealth Group, Inc.	16,946	3,965,364
Universal Health Services, Inc., Class B	20,507	2,964,902
Total		69,652,385

4	Multi-Manager Value Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A(a)	1,423	480,561
IQVIA Holdings, Inc.(a)	17,206	2,669,511
PerkinElmer, Inc.	3,531	292,014
Syneos Health, Inc.(a)	202	10,611
Thermo Fisher Scientific, Inc.	107,939	30,984,969
Total		34,437,666
Pharmaceuticals 4.9%
Allergan PLC	17,109	2,732,649
Bristol-Myers Squibb Co.	220,156	10,582,899
Eli Lilly & Co.	82,485	9,318,330
Jazz Pharmaceuticals PLC(a)	6,071	777,999
Johnson & Johnson	247,372	31,752,670
Merck & Co., Inc.	329,100	28,457,277
Mylan NV(a)	110,994	2,161,053
Perrigo Co. PLC	19,961	933,776
Pfizer, Inc.	1,724,890	61,319,840
Total		148,036,493
Total Health Care		405,410,409
Industrials 10.3%
Aerospace & Defense 2.8%
Arconic, Inc.	65,267	1,686,499
General Dynamics Corp.	72,019	13,775,074
L3 Harris Technologies, Inc.	17,682	3,738,152
Lockheed Martin Corp.	56,434	21,676,864
Textron, Inc.	61,754	2,778,930
United Technologies Corp.	313,788	40,867,749
Total		84,523,268
Air Freight & Logistics 0.5%
FedEx Corp.	34,108	5,409,870
United Parcel Service, Inc., Class B	61,475	7,294,624
XPO Logistics, Inc.(a)	22,812	1,616,458
Total		14,320,952
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 1.0%
Alaska Air Group, Inc.	16,196	967,225
Delta Air Lines, Inc.	109,796	6,352,796
JetBlue Airways Corp.(a)	75,188	1,302,256
Southwest Airlines Co.	44,649	2,336,036
United Airlines Holdings, Inc.(a)	236,303	19,922,706
Total		30,881,019
Building Products 0.3%
Fortune Brands Home & Security, Inc.	14,425	736,541
Johnson Controls International PLC	111,919	4,777,822
Owens Corning	29,428	1,687,990
Total		7,202,353
Commercial Services & Supplies 0.6%
Republic Services, Inc.	60,889	5,434,343
Waste Management, Inc.	94,902	11,326,554
Total		16,760,897
Construction & Engineering 0.1%
AECOM (a)	18,481	655,706
Arcosa, Inc.	8,336	270,837
Fluor Corp.	15,114	267,064
Jacobs Engineering Group, Inc.	14,976	1,330,767
Quanta Services, Inc.	16,374	555,079
Total		3,079,453
Electrical Equipment 0.2%
Acuity Brands, Inc.	575	72,111
Eaton Corp. PLC	61,072	4,929,732
nVent Electric PLC	22,934	464,643
Sensata Technologies Holding(a)	18,566	846,238
Total		6,312,724
Industrial Conglomerates 1.5%
3M Co.	55,580	8,988,397
Carlisle Companies, Inc.	12,141	1,759,959
General Electric Co.	272,627	2,249,173
Honeywell International, Inc.	201,014	33,090,925
Total		46,088,454

Multi-Manager Value Strategies Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.1%
AGCO Corp.	15,600	1,078,272
Cummins, Inc.	44,586	6,655,352
Deere & Co.	27,695	4,290,232
Dover Corp.	21,027	1,971,071
Gardner Denver Holdings, Inc.(a)	391	11,214
Ingersoll-Rand PLC	122,172	14,793,807
Oshkosh Corp.	14,452	1,015,542
PACCAR, Inc.	28,471	1,866,559
Parker-Hannifin Corp.	148,056	24,543,243
Pentair PLC	34,765	1,248,759
Snap-On, Inc.	11,198	1,664,919
Stanley Black & Decker, Inc.	32,876	4,367,905
Wabtec Corp.	7,308	505,787
Total		64,012,662
Professional Services 0.1%
ManpowerGroup, Inc.	14,288	1,167,901
Nielsen Holdings PLC	44,615	926,208
Total		2,094,109
Road & Rail 1.1%
AMERCO	2,392	841,075
Genesee & Wyoming, Inc., Class A(a)	6,113	677,809
Kansas City Southern	22,859	2,875,662
Knight-Swift Transportation Holdings, Inc.	16,970	579,356
Norfolk Southern Corp.	40,728	7,088,708
Union Pacific Corp.	130,038	21,060,955
Total		33,123,565
Trading Companies & Distributors 0.0%
United Rentals, Inc.(a)	8,124	914,437
Total Industrials		309,313,893
Information Technology 11.6%
Communications Equipment 1.2%
Cisco Systems, Inc.	728,473	34,099,821
Juniper Networks, Inc.	54,129	1,253,628
Total		35,353,449
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.3%
Arrow Electronics, Inc.(a)	22,915	1,585,718
Avnet, Inc.	15,432	646,446
Corning, Inc.	125,532	3,496,066
Dolby Laboratories, Inc., Class A	1,310	80,644
Flex Ltd.(a)	129,508	1,247,162
Jabil, Inc.	729	21,003
SYNNEX Corp.	1,746	146,332
TE Connectivity Ltd.	34,126	3,112,974
Total		10,336,345
IT Services 2.4%
Accenture PLC, Class A	55,109	10,920,951
Akamai Technologies, Inc.(a)	1,528	136,191
Amdocs Ltd.	27,401	1,773,941
Automatic Data Processing, Inc.	60,210	10,226,066
DXC Technology Co.	49,775	1,653,525
Fidelity National Information Services, Inc.	194,400	26,481,168
International Business Machines Corp.	127,663	17,302,166
Leidos Holdings, Inc.	23,948	2,092,097
Total		70,586,105
Semiconductors & Semiconductor Equipment 4.8%
Analog Devices, Inc.	18,863	2,071,723
Broadcom, Inc.	53,850	15,220,164
Cypress Semiconductor Corp.	53,945	1,241,275
Intel Corp.	1,097,551	52,034,893
KLA Corp.	79,558	11,766,628
Lam Research Corp.	52,210	10,990,727
Marvell Technology Group Ltd.	49,025	1,175,129
Micron Technology, Inc.(a)	176,009	7,967,927
ON Semiconductor Corp.(a)	54,124	963,407
Qorvo, Inc.(a)	17,615	1,258,240
Skyworks Solutions, Inc.	24,470	1,841,857
Texas Instruments, Inc.	291,629	36,089,089
Total		142,621,059
Software 1.9%
Microsoft Corp.	422,170	58,200,356
SS&C Technologies Holdings, Inc.	4,828	225,033
Total		58,425,389

6	Multi-Manager Value Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.0%
Apple, Inc.	102,199	21,333,019
Dell Technologies, Inc.(a)	1,780	91,724
Hewlett Packard Enterprise Co.	303,975	4,200,935
HP, Inc.	42,384	775,203
Western Digital Corp.	47,897	2,743,061
Xerox Holdings Corp.	54,283	1,573,664
Total		30,717,606
Total Information Technology		348,039,953
Materials 3.3%
Chemicals 2.2%
Air Products & Chemicals, Inc.	12,868	2,907,139
Albemarle Corp.	16,644	1,027,434
Ashland Global Holdings, Inc.	8,167	598,151
Axalta Coating Systems Ltd.(a)	330,787	9,553,128
Celanese Corp., Class A	1,497	169,715
CF Industries Holdings, Inc.	49,814	2,400,537
Corteva, Inc.	34,957	1,024,939
Dow, Inc.	168,027	7,162,991
DuPont de Nemours, Inc.	76,220	5,177,625
Eastman Chemical Co.	147,791	9,661,098
Huntsman Corp.	19,923	396,866
Linde PLC	117,331	22,164,999
LyondellBasell Industries NV, Class A	23,247	1,798,853
Mosaic Co. (The)	45,563	837,904
Valvoline, Inc.	37,563	848,924
Westlake Chemical Corp.	13,750	805,612
Total		66,535,915
Construction Materials 0.1%
Martin Marietta Materials, Inc.	10,146	2,574,751
Vulcan Materials Co.	15,417	2,177,651
Total		4,752,402
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.5%
Ball Corp.	17,269	1,388,600
International Paper Co.	82,594	3,229,426
Packaging Corp. of America	24,092	2,423,173
Sonoco Products Co.	96,896	5,542,451
WestRock Co.	42,806	1,463,109
Total		14,046,759
Metals & Mining 0.5%
Alcoa Corp.(a)	17,449	312,861
Freeport-McMoRan, Inc.	265,758	2,442,316
Newmont Goldcorp Corp.	87,790	3,501,943
Nucor Corp.	92,803	4,545,491
Reliance Steel & Aluminum Co.	16,453	1,599,725
Royal Gold, Inc.	3,882	517,781
Steel Dynamics, Inc.	59,208	1,598,616
Total		14,518,733
Total Materials		99,853,809
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) 0.7%
Crown Castle International Corp.	37,285	5,412,663
Digital Realty Trust, Inc.	49,118	6,072,458
Public Storage	30,563	8,091,249
Total		19,576,370
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	36,329	1,898,917
Howard Hughes Corporation(a)	4,899	618,597
Jones Lang LaSalle, Inc.	11,681	1,565,838
Total		4,083,352
Total Real Estate		23,659,722
Utilities 2.1%
Electric Utilities 1.1%
American Electric Power Co., Inc.	88,525	8,069,054
Eversource Energy	91,114	7,300,965
NextEra Energy, Inc.	36,726	8,045,932
Xcel Energy, Inc.	120,420	7,733,372
Total		31,149,323

Multi-Manager Value Strategies Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.1%
NRG Energy, Inc.	40,158	1,461,751
Vistra Energy Corp	36,675	915,042
Total		2,376,793
Multi-Utilities 0.9%
Ameren Corp.	95,470	7,365,510
CMS Energy Corp.	112,357	7,084,109
Dominion Energy, Inc.	49,339	3,830,187
MDU Resources Group, Inc.	11,170	300,361
WEC Energy Group, Inc.	99,547	9,533,616
Total		28,113,783
Total Utilities		61,639,899
Total Common Stocks (Cost $2,553,401,781)		2,931,876,545

Exchange-Traded Funds 0.2%
	Shares	Value ($)
iShares Russell 1000 Value ETF	60,376	7,521,642
Total Exchange-Traded Funds (Cost $7,055,624)		7,521,642

Money Market Funds 2.2%

Columbia Short-Term Cash Fund, 2.208%(b),(c)	65,018,562	65,012,060
Total Money Market Funds (Cost $65,012,092)		65,012,060
Total Investments in Securities (Cost: $2,625,469,497)		3,004,410,247
Other Assets & Liabilities, Net		(481,667)
Net Assets		3,003,928,580

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	68,513,047	56,575,223	(60,069,708)	65,018,562	685	(32)	378,773	65,012,060
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Multi-Manager Value Strategies Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Mortgage Opportunities Fund, August 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 24.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.600% 04/20/2031	3.878%	4,000,000	3,944,284
Series 2019-1A Class A2
3-month USD LIBOR + 1.850% 07/15/2032	4.187%	7,500,000	7,499,310
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A2R
3-month USD LIBOR + 1.400% 10/15/2030	3.703%	4,000,000	3,915,316
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	4.003%	5,000,000	4,749,990
Series 2015-4A Class CR
3-month USD LIBOR + 3.700% 07/20/2032	5.978%	7,500,000	7,410,120
CLUB Credit Trust(a)
Series 2018-NP1 Class C
05/15/2024	4.740%	4,517,740	4,551,887
Subordinated Series 2018-P3 Class B
01/15/2026	4.320%	6,495,000	6,663,491
Conn’s Receivables Funding LLC(a)
Series 2019-A Class B
10/16/2023	4.360%	6,000,000	6,062,317
Subordinated Series 2018-A Class B
01/15/2023	4.650%	9,740,024	9,775,313
Consumer Lending Receivables Trust(a)
Series 2019-A Class B
04/15/2026	4.010%	5,000,000	5,105,097
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	9,500,000	9,698,295
Series 2018-1 Class B
02/17/2026	6.170%	12,500,000	12,985,475
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class C
07/25/2024	5.170%	3,000,000	3,050,262
DT Auto Owner Trust(a)
Subordinated Series 2017-2A Class E
01/15/2024	6.030%	9,250,000	9,704,541
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	14,323,339	14,355,439
Series 2019-2 Class A
08/15/2025	4.000%	8,897,757	8,913,212
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	5.178%	6,500,000	6,518,733
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	6.378%	10,000,000	9,983,060
Marlette Funding Trust(a)
Subordinated Series 2018-2A Class C
07/17/2028	4.370%	10,000,000	10,253,124
Subordinated Series 2018-4A Class C
12/15/2028	4.910%	8,000,000	8,319,337
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d)
Series 2018-SC1 Class B
09/18/2023	1.000%	4,624,924	4,486,176
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d),(e)
Series 2018-SC1 Class R
09/18/2023	0.000%	950,000	13,490,000
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month USD LIBOR + 1.470% 04/16/2031	3.792%	11,000,000	10,754,854
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.528%	2,000,000	1,900,938
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	8.948%	2,000,000	1,903,946
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	4.016%	6,300,000	6,236,105
OZLM XVII Ltd.(a),(b)
Series 2017-17A Class D
3-month USD LIBOR + 5.990% 07/20/2030	8.268%	3,750,000	3,472,515
Pagaya AI Debt Selection Trust(a),(d)
Series 2019-1 Class B
06/15/2026	5.499%	15,000,000	15,267,188
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2019-2 Class A2B
09/15/2026	3.929%	7,745,250	7,626,487
Columbia Mortgage Opportunities Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square Loan Funding Ltd.(a),(b)
Series 2019-2A Class A2
3-month USD LIBOR + 1.600% Floor 1.600% 04/20/2027	4.123%	8,000,000	7,999,456
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class C
06/17/2024	4.870%	15,477,000	15,727,166
Series 2019-1A Class B
04/15/2025	4.030%	9,800,000	9,951,890
Series 2019-2A Class B
09/15/2025	3.690%	9,700,000	9,780,255
Series 2019-3A Class B
07/15/2025	3.590%	8,500,000	8,580,019
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	3,179,064	3,230,840
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	6,823,735	6,898,812
Subordinated Series 2017-3A Class C
11/15/2023	5.210%	13,000,000	13,049,507
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	8,500,000	8,696,892
Race Point IX CLO Ltd.(a),(b)
Series 2015-9R Class A2R
3-month USD LIBOR + 1.650% 10/15/2030	3.953%	13,930,000	13,845,361
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class D
3-month USD LIBOR + 5.850% 04/15/2030	8.053%	5,000,000	4,615,815
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	4.003%	4,000,000	3,974,796
Series 2017-1A Class DR
3-month USD LIBOR + 6.500% 07/15/2029	8.803%	6,280,000	5,976,990
SoFi Consumer Loan Program LLC(a),(d),(e),(f)
Series 2016-2 Class R
10/27/2025	0.000%	379,888	12,536,304
SoFi Consumer Loan Program Repack Trust(a),(c),(d)
Series 2018-3 Class R1A
08/30/2027	2.000%	3,473,185	3,439,842
Series 2018-4 Class R1A
12/01/2027	2.000%	5,752,334	5,676,978
Series 2019-1 Class R1A
03/01/2028	2.000%	5,167,884	5,091,399
Series 2019-2 Class R1A
04/28/2028	2.000%	5,860,802	5,764,099
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-3 Class R1A
05/30/2028	2.000%	8,500,000	8,345,300
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	7	1,874,137
Series 2016-A Class RIO
01/25/2038	0.000%	6	960,000
Series 2016-A Class RPO
01/25/2038	0.000%	6	1,800,000
Series 2017-A Class R
03/26/2040	0.000%	84,403	3,713,732
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes(a)
Series 2018-T1 Class DT1
10/17/2050	4.500%	1,679,983	1,700,829
Upgrade Receivables Trust(a)
Series 2019-2A Class A
10/15/2025	2.770%	13,790,000	13,796,503
Westlake Automobile Receivables Trust(a)
Subordinated Series 2018-2A Class E
01/16/2024	4.860%	16,305,000	16,684,571
Subordinated Series 2019-2A Class E
04/15/2025	4.020%	7,000,000	7,082,882
Total Asset-Backed Securities — Non-Agency (Cost $424,092,631)			419,391,187

Commercial Mortgage-Backed Securities - Agency 1.3%

Government National Mortgage Association(g),(h)
Series 2017-100 Class IO
05/16/2059	0.808%	89,769,302	5,594,531
Series 2017-30 Class IO
08/16/2058	0.745%	94,532,378	5,632,409
Series 2019-37 Class IO
11/16/2060	0.841%	129,227,067	10,337,416
Total Commercial Mortgage-Backed Securities - Agency (Cost $21,575,752)			21,564,356

Commercial Mortgage-Backed Securities - Non-Agency 12.6%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	5.145%	2,900,000	2,900,900
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2035	4.445%	10,000,000	10,012,659

2	Columbia Mortgage Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% Floor 2.900% 06/15/2035	5.095%	14,000,000	14,053,095
BX Trust(a),(b)
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	5.115%	7,250,000	7,290,938
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	4.445%	5,000,000	5,003,246
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	5.195%	5,803,000	5,810,330
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.800% 11/15/2036	5.936%	10,203,000	10,215,709
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	6,990,000	6,996,614
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	21,925,000	20,975,819
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	13,000,000	11,916,321
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.333%	12,500,000	12,847,926
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	12,100,000	12,222,258
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% Floor 2.250% 12/17/2036	4.446%	3,213,076	3,213,065
JPMorgan Chase Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2015-UES Class E
09/05/2032	3.742%	16,880,000	16,901,488
Subordinated Series 2016-WIKI Class D
10/05/2031	4.143%	7,239,000	7,397,326
Subordinated Series 2016-WIKI Class E
10/05/2031	4.143%	15,000,000	15,203,887
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a),(g)
Series 2018-MP Class E
07/11/2040	4.419%	6,500,000	6,694,151
Olympic Tower Mortgage Trust(a),(g)
Subordinated Series 2017-OT Class D
05/10/2039	4.077%	4,040,000	4,283,793
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	2,802,000	2,892,960
Series 2019-SFR1 Class F
08/17/2035	5.061%	10,000,000	10,495,609
Series 2019-SFR3 Class F
09/17/2036	3.867%	8,000,000	7,990,478
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	10,000,000	10,397,513
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class F
1-month USD LIBOR + 3.821% Floor 3.821% 02/15/2032	6.016%	9,600,000	9,637,690
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $206,937,847)			215,353,775

Residential Mortgage-Backed Securities - Agency 135.5%

Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	3.705%	9,862,027	1,409,860
CMO Series 4057 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/15/2039	3.855%	87,305,257	3,480,380
CMO Series 4093 Class SD
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 01/15/2038	4.505%	21,548,915	1,878,598
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	3.855%	2,666,965	393,023
CMO Series 4223 Class DS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2038	3.905%	5,741,058	323,669

Columbia Mortgage Opportunities Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	3.705%	2,298,514	466,345
CMO Series 4670 Class QS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 03/15/2047	3.905%	22,013,151	4,678,790
CMO Series 4704 Class SK
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/15/2047	3.955%	22,102,639	4,730,005
CMO Series 4826 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/15/2048	4.005%	20,459,548	4,159,723
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	3.775%	5,156,605	925,402
Federal Home Loan Mortgage Corp.(h)
CMO Series 4121 Class IA
01/15/2041	3.500%	1,243,562	86,588
CMO Series 4213 Class DI
06/15/2038	3.500%	4,745,646	210,331
CMO Series 4215 Class IL
07/15/2041	3.500%	5,850,916	368,965
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	6,000,628	1,116,211
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4620 Class AS
11/15/2042	1.827%	3,699,804	192,516
Federal National Mortgage Association(i)
09/12/2049	3.000%	1,270,000,000	1,295,102,350
09/12/2049	3.500%	285,000,000	292,926,562
09/12/2049	4.000%	45,000,000	46,719,141
Federal National Mortgage Association(h)
CMO Series 2012-121 Class GI
08/25/2039	3.500%	2,983,369	159,628
CMO Series 2012-152 Class EI
07/25/2031	3.000%	8,429,662	499,370
CMO Series 2013-117 Class AI
04/25/2036	3.500%	1,640,022	30,274
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(h)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	3.755%	4,016,973	889,323
CMO Series 2013-97 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2032	3.955%	1,684,469	138,588
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	4.005%	2,734,976	394,275
CMO Series 2015-27 Class AS
-1.0 x 1-month USD LIBOR + 5.650% Cap 5.650% 05/25/2045	3.505%	23,215,194	3,962,924
CMO Series 2015-8 Class AS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 03/25/2045	3.955%	17,916,434	3,825,562
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	3.855%	3,677,994	659,988
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	3.855%	23,251,690	4,790,460
CMO Series 2017-50 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/25/2047	3.955%	17,604,115	3,663,501
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	4.005%	33,220,220	6,927,250
CMO Series 2017-57 Class SD
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 08/25/2047	1.805%	79,885,390	6,515,676

4	Columbia Mortgage Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	1.805%	69,903,561	5,184,950
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	4.005%	18,413,571	3,985,778
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	3.905%	24,510,845	4,940,146
CMO Series 2019-42 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	3.905%	26,580,408	5,534,772
Government National Mortgage Association(i)
09/19/2049	3.000%	402,000,000	414,476,130
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	9,431,470	1,178,581
CMO Series 2018-78 Class GI
04/20/2048	4.000%	28,004,827	3,549,645
Government National Mortgage Association(b),(h)
CMO Series 2017-101 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	4.028%	40,603,302	7,135,645
CMO Series 2017-101 Class SL
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	4.028%	19,837,895	3,933,192
CMO Series 2017-163 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	4.028%	25,390,160	5,156,066
CMO Series 2018-113 Class SB
-1.0 x 1-month USD LIBOR + 4.600% Cap 4.600% 08/20/2048	2.428%	63,957,741	8,027,048
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-124 Class SG
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	4.028%	20,484,473	4,655,045
CMO Series 2018-125 Class CS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	4.078%	41,501,545	7,016,438
CMO Series 2018-125 Class SU
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	4.028%	16,872,789	3,393,830
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	3.978%	23,993,660	4,155,479
CMO Series 2018-168 Class KS
1-month USD LIBOR + 6.150% Cap 6.150% 12/20/2048	3.978%	50,723,200	9,089,653
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	4.028%	17,756,523	3,629,222
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	4.028%	19,749,743	4,153,825
CMO Series 2018-63 Class SH
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	4.028%	24,846,322	4,773,937
CMO Series 2018-78 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	4.028%	20,414,045	3,951,006
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	4.028%	16,736,188	3,516,695

Columbia Mortgage Opportunities Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-1 Class SG
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	3.878%	49,141,405	10,438,028
CMO Series 2019-13 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	3.928%	68,765,414	11,387,999
CMO Series 2019-20 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2049	3.928%	43,716,415	9,086,702
CMO Series 2019-20 Class SC
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 02/20/2049	3.928%	49,185,006	9,038,704
CMO Series 2019-23 Class NS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	3.878%	47,636,043	8,667,321
CMO Series 2019-29 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/20/2049	3.878%	19,538,480	3,283,367
CMO Series 2019-43 Class NS
-1.0 x 1-month USD LIBOR + 3.270% Cap 3.270% 04/20/2049	1.098%	41,324,345	3,413,858
CMO Series 2019-45 Class SE
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 04/20/2049	3.828%	45,084,086	7,875,099
CMO Series 2019-52 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	3.928%	45,060,476	9,249,402
CMO Series 2019-6 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	3.928%	57,838,837	9,863,812
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-78 Class FS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2049	4.028%	35,438,597	9,023,974
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	3.928%	62,655,551	13,855,392
CMO Series 2019-92 Class SL
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	3.928%	38,045,590	6,934,505
Government National Mortgage Association(b),(d),(h)
CMO Series 2019-97 Class SA
1-month LIBID + 6.100% Cap 6.100% 08/20/2049	3.905%	20,755,091	4,151,018
Total Residential Mortgage-Backed Securities - Agency (Cost $2,284,657,275)			2,319,331,542

Residential Mortgage-Backed Securities - Non-Agency 39.8%

Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A2
07/25/2046	5.000%	632,495	647,230
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2017-2 Class B1
07/25/2047	4.646%	5,000,000	5,081,175
CMO Series 2018-1 Class M1
04/27/2048	4.100%	9,962,000	10,091,891
CMO Series 2018-2 Class M1
07/27/2048	4.343%	9,984,000	10,158,758
CMO Series 2019-1 Class B1
11/25/2048	5.400%	7,000,000	7,260,926
CMO Series 2019-1 Class M1
11/25/2048	4.500%	9,000,000	9,357,402
Subordinated CMO Series 2019-2 Class B1
03/25/2049	5.016%	5,000,000	5,180,917
Angel Oak Mortgage Trust I LLC(a),(c),(d),(g)
CMO Series 2018-3 Class M2
09/25/2048	4.721%	11,091,000	11,884,006
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN6 Class A1
07/25/2033	4.090%	2,622,077	2,629,415
Subordinated CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	2,500,000	2,774,620

6	Columbia Mortgage Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund Trust(a)
CMO Series 2018-RN8 Class A1
09/28/2033	4.066%	1,486,536	1,489,987
Bayview Opportunity Master Fund Trust IVb(a)
CMO Series 2019-RN1 Class A1
02/28/2034	4.090%	2,903,883	2,926,930
BCAP LLC Trust(a),(g)
CMO Series 2010-RR11 Class 8A1
05/27/2037	4.558%	537,928	540,337
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	5.495%	3,000,000	3,084,406
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.495%	5,000,000	5,011,872
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	4.004%	25,210,000	25,338,447
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2027	4.254%	6,500,000	6,515,763
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	3.895%	10,000,000	9,988,150
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.990%	15,000,000	14,999,970
CAM Mortgage Trust(a)
CMO Series 2018-1 Class A2
12/01/2065	5.000%	7,500,000	7,498,045
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.895%	2,000,000	2,006,247
CMO Series 2018-GT1 Class B
1-month USD LIBOR + 3.500% 05/25/2023	5.645%	4,350,000	4,357,407
Citigroup Mortgage Loan Trust(a),(d),(g)
CMO Series 2019-C Class A1
03/25/2082	3.228%	6,884,000	6,883,968
Citigroup Mortgage Loan Trust(a),(g)
CMO Series 2019-IMC1 Class M1
07/25/2049	3.170%	5,000,000	4,972,500
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-11 Class 3A3
09/25/2034	4.154%	568,510	569,455
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-11 Class 5A2
11/25/2036	5.128%	117,624	117,315
CMO Series 2015-A Class B3
06/25/2058	4.500%	3,835,209	3,845,019
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	30,042,049	446,200
CMO Series 2015-A Class A4IO
06/25/2058	0.250%	4,644,756	17,246
COLT Mortgage Loan Trust(a),(g)
CMO Series 2017-2 Class B1
10/25/2047	4.563%	3,000,000	2,989,843
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	2,000,000	2,012,815
Subordinated CMO Series 2018-3A Class B1
08/25/2058	5.007%	6,000,000	6,189,468
Subordinated CMO Series 2018-4A Class B1
10/25/2058	5.535%	12,000,000	12,507,187
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	2,959,000	2,941,390
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	3.945%	5,800,000	5,777,029
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2017-1 Class M1
10/25/2047	4.077%	6,568,000	6,588,277
Ellington Financial Mortgage Trust(a),(d),(g)
CMO Series 2018-1 Class M1
10/25/2058	4.874%	6,475,000	6,767,670
FMC GMSR Issuer Trust(a),(g)
CMO Series 2019-GT1 Class B
05/25/2024	5.660%	9,000,000	9,370,338
GCAT LLC(a)
CMO Series 2018-1 Class A1
06/25/2048	3.844%	8,945,843	8,965,349
CMO Series 2019-NQM1 Class M1
02/25/2059	3.849%	8,800,000	8,864,902
GCAT LLC(a),(g)
CMO Series 2019-1 Class A1
04/26/2049	4.089%	2,916,652	2,923,820
CMO Series 2019-2 Class A1
06/25/2024	3.475%	9,697,151	9,700,041
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	10,000,000	10,103,000

Columbia Mortgage Opportunities Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homeward Opportunities Fund I Trust(a),(g)
CMO Series 2019-1 Class B1
01/25/2059	4.800%	4,500,000	4,601,573
Homeward Opportunities Fund I Trust(a)
CMO Subordinated Series 2018-1 Class B1
06/25/2048	5.295%	7,000,000	7,223,168
Homeward Opportunities Fund I Trust(a),(d)
Subordinated CMO Series 2018-2 Class B1
11/25/2058	5.593%	13,285,000	13,444,128
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	11,000,000	10,894,664
MFA LLC(a)
CMO Series 2018-NPL2 Class A1
07/25/2048	4.164%	8,057,661	8,131,239
New Residential Mortgage LLC(a)
CMO Series 2018-FNT1 Class F
05/25/2023	5.570%	14,189,975	14,406,615
CMO Series 2018-FNT2 Class F
07/25/2054	5.950%	7,339,664	7,339,620
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	5,853,365	5,849,706
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	1,672,390	1,698,471
Subordinated CMO Series 2018-FNT1 Class G
05/25/2023	5.670%	10,177,050	10,332,669
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.321%	10,263,956	417,187
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2019-NQM3 Class B1
07/25/2049	4.653%	11,286,000	11,406,940
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	9,558,180	9,639,186
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class D
01/25/2023	4.374%	6,616,961	6,659,506
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	1,766,054	1,782,556
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	4.095%	9,100,000	9,100,380
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	4.241%	15,217,724	15,174,895
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	4.991%	9,934,091	9,952,816
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	4.995%	10,879,000	10,888,557
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.795%	19,100,000	19,168,512
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A2
09/25/2022	5.000%	12,000,000	12,069,221
CMO Series 2018-2A Class A2
08/25/2023	5.000%	6,788,000	6,810,795
CMO Series 2019-2A Class A1
04/25/2024	3.967%	4,766,120	4,810,173
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A2
11/25/2022	5.000%	6,000,000	5,979,299
CMO Series 2018-3A Class A1
10/25/2023	4.483%	6,015,749	6,074,151
CMO Series 2019-1A Class A2
01/25/2024	5.000%	20,000,000	19,374,594
PRPM LLC(a)
CMO Series 2019-2A Class A2
04/25/2024	5.438%	4,528,000	4,584,735
PRPM LLC(a),(g)
CMO Series 2019-3A Class A2
07/25/2024	4.458%	8,000,000	7,999,206
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	4.095%	7,000,000	7,020,857
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class B1
1-month USD LIBOR + 2.700% Floor 2.700% 06/25/2029	4.845%	3,000,000	2,994,246
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	3.895%	9,716,000	9,715,979
RCO Trust(a),(g)
CMO Series 2018-VFS1 Class M1
12/26/2053	5.101%	5,835,000	6,500,367

8	Columbia Mortgage Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RCO V Mortgage LLC(a),(g)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	3,040,724	3,054,103
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2018-IMC1 Class M1
03/25/2048	4.589%	3,000,000	3,122,797
Toorak Mortgage Corp., Ltd.(a),(g)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	10,000,000	10,081,421
VCAT LLC(a)
CMO Series 2019-NPL1 Class A1
02/25/2049	4.360%	3,314,937	3,343,301
Vericrest Opportunity Loan Transferee LXIX LLC(a)
CMO Series 2018-NPL5 Class A1B
08/25/2048	4.704%	6,900,000	6,938,345
Vericrest Opportunity Loan Transferee LXX LLC(a),(g)
CMO Series 2018-NPL6 Class A1B
09/25/2048	4.557%	12,500,000	12,536,149
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1B
09/25/2048	4.262%	16,000,000	16,124,867
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1B
10/26/2048	4.655%	7,500,000	7,575,584
Vericrest Opportunity Loan Transferee LXXIII LLC(a),(g)
CMO Series 2018-NPL9 Class A1B
10/25/2048	4.949%	7,000,000	7,068,416
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1B
01/25/2049	4.826%	19,000,000	19,128,562
Vericrest Opportunity Loan Trust(a),(g)
CMO Series 2019-NPL4 Class A1A
08/25/2049	3.352%	6,743,181	6,743,175
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	20,000,000	19,999,988
Verus Securitization Trust(a),(g)
CMO Series 2017-2A Class B1
07/25/2047	3.700%	6,200,000	6,335,277
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-INV1 Class A3
03/25/2058	4.059%	659,534	680,126
CMO Series 2019-3 Class M1
07/25/2059	3.139%	5,495,000	5,526,555
Subordinated CMO Series 2018-3 Class M1
10/25/2058	4.595%	6,000,000	6,380,707
Subordinated CMO Series 2019-2 Class B1
04/25/2059	4.437%	1,700,000	1,714,151
Subordinated CMO Series 2019-3 Class B1
07/25/2059	4.043%	4,000,000	4,022,416
Visio Trust(a),(g)
CMO Series 2019-1 Class B1
06/25/2054	5.080%	4,000,000	4,028,322
CMO Series 2019-1 Class M1
06/25/2054	4.078%	4,000,000	4,030,123
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $673,508,929)			681,857,129

Options Purchased Calls 0.6%
Value ($)
(Cost $1,842,500)	10,752,857

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.208%(j),(k)	62,849,871	62,843,586
Total Money Market Funds (Cost $62,843,586)		62,843,586
Total Investments in Securities (Cost: $3,675,458,520)		3,731,094,432
Other Assets & Liabilities, Net		(2,019,822,592)
Net Assets		1,711,271,840

At August 31, 2019, securities and/or cash totaling $42,249,535 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	2,921	12/2019	USD	384,750,469	298,025	—
U.S. Treasury 5-Year Note	846	12/2019	USD	101,500,172	156,155	—
Total					454,180	—

Columbia Mortgage Opportunities Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2019 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	275,000,000	275,000,000	1.75	12/06/2019	1,842,500	10,752,857

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(500,000,000)	(500,000,000)	1.65	11/04/2019	(3,700,000)	(14,775,400)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(700,000,000)	(700,000,000)	1.70	11/01/2019	(5,250,000)	(23,306,010)
Total							(8,950,000)	(38,081,410)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(550,000,000)	(550,000,000)	1.55	11/22/2019	(1,265,000)	(913,165)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	10,000,000	337,500	(5,000)	384,418	—	—	(51,918)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	15,000,000	506,250	(7,500)	655,981	—	—	(157,231)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	15,000,000	506,250	(7,500)	819,507	—	—	(320,757)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	15,000,000	506,250	(7,500)	943,861	—	—	(445,111)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	18,000,000	973,125	(9,000)	896,870	—	67,255	—
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	270,312	(2,500)	285,519	—	—	(17,707)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	14,000,000	756,875	(7,000)	917,536	—	—	(167,661)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	16,000,000	540,000	(8,000)	1,016,088	—	—	(484,088)
Total							4,396,562	(54,000)	5,919,780	—	67,255	(1,644,473)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 32	Morgan Stanley	06/20/2024	5.000	Quarterly	USD	79,200,000	(1,276,109)	—	—	—	(1,276,109)

10	Columbia Mortgage Opportunities Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2019 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	3.604	USD	5,000,000	(112,500)	2,500	—	(304,344)	194,344	—
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	3.604	USD	2,550,000	(57,375)	1,275	—	(236,428)	180,328	—
Total								(169,875)	3,775	—	(540,772)	374,672	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2019, the total value of these securities amounted to $1,316,602,091, which represents 76.94% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2019.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2019, the total value of these securities amounted to $66,525,669, which represents 3.89% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	Zero coupon bond.
(f)	Represents shares owned in the residual interest of an asset-backed securitization.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2019.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security purchased on a when-issued basis.
(j)	The rate shown is the seven-day current annualized yield at August 31, 2019.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.208%
	54,871,648	277,165,285	(269,187,062)	62,849,871	177	—	294,967	62,843,586
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mortgage Opportunities Fund | Quarterly Report 2019	11